                                                    File pursuant to Rule 497(c)
                                                Under the Securities Act of 1933
                                                      Registration No. 333-67685


                                     [LOGO]

                                    PROFILE

                                 July 15, 1999

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE SEASONS SELECT VARIABLE ANNUITY. THE ANNUITY IS MORE FULLY DESCRIBED IN THE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY.

1. THE SEASONS SELECT VARIABLE ANNUITY

The Seasons Select Variable Annuity contract is a contract between you and Anchor National Life Insurance Company. We designed Seasons Select to help you save on a tax-deferred basis. Season Select provides a means to diversify your investments among asset classes and managers as well as a variety of investment styles to meet long-term financial goals, such as retirement funding. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings. Your money could grow faster than it would in a comparable taxable investment. Of course, certain qualified contracts automatically provide tax deferral regardless of whether they are funded with an annuity.

The Seasons Select Variable Annuity is designed as a long term retirement investment and helps you meet these goals by offering variable investment options. There are nine multimanaged portfolios called SELECT PORTFOLIOS representing a spectrum of investment styles. In addition, there are four STRATEGIES which are managed by five different professional investment managers. The value of any portion of your contract allocated to the SELECT PORTFOLIOS or STRATEGIES will fluctuate up or down based on the performance of the SELECT PORTFOLIOS and STRATEGIES you select. You may experience a loss of both principal and earnings. Five fixed investment options, each for a different length of time and offering different interest rates guaranteed by Anchor National, are also available. In addition, the DCA fixed accounts offer fixed interest rates guaranteed by Anchor National and are available under the contract strictly as source accounts for the Dollar Cost Averaging program.

The SELECT PORTFOLIOS, STRATEGIES and fixed investment options are designed to be used in concert in order to achieve your desired investment goals. You may put money into any of the SELECT PORTFOLIOS, STRATEGIES and/or fixed investment options. You may transfer between the SELECT PORTFOLIOS, STRATEGIES and/or the fixed investment options four times per year without charge.

Like most annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. Your earnings are based on the investment performance of the SELECT PORTFOLIO(S) or STRATEGY(IES) to which your money is allocated and/or the interest rate earned on the fixed investment options. You may withdraw money from your contract during the Accumulation Phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. An IRS tax penalty may apply if you make withdrawals before age 59 1/2. During the Income Phase, you will receive payments from your annuity. Your payments may be fixed in dollar amount, vary with investment performance or be a combination of both, depending on where your money is allocated. Among other factors, the amount of money you are able to accumulate in your contract during the Accumulation Phase will determine the amount of your payments during the Income Phase.

The Seasons Select Variable Annuity may not be available in all states.

2.  INCOME OPTIONS

You can select from one of five income options:

    (1) payments for your lifetime;

    (2) payments for your lifetime and your survivor's lifetime;

    (3) payments for your lifetime and your survivor's lifetime, but for not less than 10 or 20 years;

    (4) payments for your lifetime, but for not less than 10 or 20 years; and

    (5) payments for a specified period of 5 to 30 years.

Other options may be available.


You will also need to decide if you want your payments to fluctuate with investment performance or remain constant, and the date on which your payments will begin. Once you begin receiving payments, you cannot change your income option. If your contract is non-qualified, payments during the Income Phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable but any gain to your original investment is currently taxable as ordinary income upon distribution. For qualified contracts, the entire payment is currently taxable as ordinary income.


3.  PURCHASING A SEASONS SELECT VARIABLE ANNUITY

You can buy a contract through your financial representative, who can also help you complete the proper forms. For Non-Qualified contracts the minimum initial investment is $5000. For Qualified contracts the minimum initial investment is $2000. You can add $500 or more to your contract at any time during the Accumulation Phase.

4.  INVESTMENT OPTIONS

You can put your money into any one or more of the nine distinct SELECT PORTFOLIOS, four multi-manager variable investment STRATEGIES and/or the seven fixed investment options. The fixed investment options offer fixed rates of interest for specified lengths of time.

Each SELECT PORTFOLIO has a distinct investment objective utilizing a disciplined investing style to achieve its objective. Each SELECT PORTFOLIO invests in an underlying investment portfolio. Except for the Cash Management portfolio[s], each underlying portfolio is multi-managed by a team of three money managers specializing in the distinct investment style. The nine SELECT PORTFOLIOS and the respective managers are:

LARGE CAP GROWTH           LARGE CAP COMPOSITE
BANKERS TRUST COMPANY      BANKERS TRUST
("BANKERS TRUST")          SUNAMERICA ASSET
GOLDMAN SACHS ASSET        MANAGEMENT COMPANY
MANAGEMENT ("GOLDMAN       ("SAAMCO")
SACHS")                    T. ROWE PRICE ASSOCIATES,
                           INC.
JANUS CAPITAL              ("T. ROWE PRICE")
CORPORATION("JANUS")

LARGE CAP VALUE            MID CAP GROWTH
BANKERS TRUST              BANKERS TRUST
T. ROWE PRICE              T. ROWE PRICE
WELLINGTON MANAGEMENT      WELLINGTON
COMPANY LLP
("WELLINGTON")

MID CAP VALUE              SMALL-CAP
BANKERS TRUST              BANKERS TRUST
GOLDMAN SACHS              LORD ABBETT
LORD ABBETT & CO. ("LORD   SAAMCO
ABBETT")

INTERNATIONAL EQUITY       DIVERSIFIED FIXED INCOME
BANKERS TRUST              BANKERS TRUST
GOLDMAN SACHS MANAGEMENT   SAAMCO
INTERNATIONAL ("GOLDMAN    WELLINGTON
SACHS INT'L")
LORD ABBETT

CASH MANAGEMENT
SAAMCO

Each STRATEGY has a different investment objective. The STRATEGY(IES) use an asset allocation investment approach. Each STRATEGY invests in a combination of underlying investment portfolios which in turn invest in a combination of stocks, bonds and cash, to achieve its investment objective. The four investment STRATEGIES and their underlying investment portfolios are:

GROWTH STRATEGY

MODERATE GROWTH STRATEGY
- ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
    PUTNAM INVESTMENT MANAGEMENT, INC.
- STOCK PORTFOLIO
    T. ROWE PRICE ASSOCIATES, INC.
- MULTI-MANAGED MODERATE GROWTH PORTFOLIO
    JANUS CAPITAL CORPORATION
    SUNAMERICA ASSET MANAGEMENT CORP.
    WELLINGTON MANAGEMENT COMPANY LLP

BALANCED GROWTH STRATEGY
- ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
    PUTNAM INVESTMENT MANAGEMENT, INC.
- STOCK PORTFOLIO
    T. ROWE PRICE ASSOCIATES, INC.
- MULTI-MANAGED INCOME/EQUITY PORTFOLIO
    JANUS CAPITAL CORPORATION
    SUNAMERICA ASSET MANAGEMENT CORP.
    WELLINGTON MANAGEMENT COMPANY LLP

CONSERVATIVE GROWTH STRATEGY
- ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
    PUTNAM INVESTMENT MANAGEMENT, INC.
- STOCK PORTFOLIO
    T. ROWE PRICE ASSOCIATES, INC.
- MULTI-MANAGED INCOME PORTFOLIO
    JANUS CAPITAL CORPORATION
    SUNAMERICA ASSET MANAGEMENT CORP.
    WELLINGTON MANAGEMENT COMPANY LLP


The percentage allocation which each STRATEGY invests in each underlying portfolio is depicted on page 14 of the prospectus.


5.  EXPENSES

Each year we deduct a $35 ($30 in North Dakota) contract administration fee on your contract anniversary. We currently waive this fee if your contract value is at least $50,000 on your contract anniversary.

We also deduct insurance charges. If you are age 80 or younger at the issue date, the insurance charge amounts to 1.40% annually of the average daily value of your contract allocated to the SELECT PORTFOLIO(S) and/or STRATEGY(IES). If you are 81 years of age or older at the issue date, the amount of the insurance charge is 1.52% annually of the average daily value of your contract allocated to the SELECT PORTFOLIO(S) and/or STRATEGY(IES). There are also investment charges and other expenses if you put money into the SELECT PORTFOLIO(S) or STRATEGY(IES), which are estimated to range from .85% to 1.30%. Investment charges may be more or less than the percentages reflected here.

If you take your money out in excess of the "free withdrawal" amount allowed for in your contract, we may assess a withdrawal charge that is a percentage of the money you withdraw. The percentage declines with each year the purchase payment is in the contract as follows:

Year  1........   9%          Year  6........   5%
Year  2........   8%          Year  7........   4%
Year  3........   7%          Year  8........   3%
Year  4........   6%          Year  9........   2%
Year  5........   6%          Year 10........   0%

Additionally, if you take money out of a multi-year fixed investment option before the end of the selected period, we may assess an adjustment which could increase or decrease the value of your money.

In some states you may also be assessed a state premium tax of up to 3.5%, depending upon the state in which you reside.


If you transfer among the SELECT PORTFOLIO(S), STRATEGY(IES) and/or fixed investment options more than four times per year, we charge a $25 dollar transfer fee for each subsequent transfer ($10 in Pennsylvania and Texas).


The following charts are designed to help you understand the charges in your contract. THE COLUMN "TOTAL ANNUAL CHARGES" SHOWS THE TOTAL OF THE $35 CONTRACT ADMINISTRATION CHARGE, THE 1.40% OR 1.52% INSURANCE CHARGES, WHICHEVER IS APPLICABLE, AND THE INVESTMENT CHARGES FOR EACH SELECT PORTFOLIO AND STRATEGY. WE CONVERTED THE CONTRACT ADMINISTRATION CHARGE TO A PERCENTAGE (.09%) USING AN ASSUMED CONTRACT SIZE OF $40,000. The actual impact of this charge on your contract may differ from this percentage.

If you are age 80 or younger at contract issue:

                          Total Annual
                           Insurance
                            Related                      Total Annual                   EXAMPLES
                            Charges                       Investment     Total      Total      Total
SELECT PORTFOLIOS                                          Related      Annual    Expenses    Expenses
                                                           Charges      Charges   at end of  at end of
                                                                                   1 YEAR     10 YEARS

Large-Cap Growth             1.49%      (1.40% + .09%)      1.10%        2.59%      $116        $293
Large-Cap Composite          1.49%      (1.40% + .09%)       1.10        2.59       $116        $293
Large-Cap Value              1.49%      (1.40% + .09%)       1.10        2.59       $116        $293
Mid-Cap Growth               1.49%      (1.40% + .09%)       1.15        2.64       $117        $297
Mid-Cap Value                1.49%      (1.40% + .09%)       1.15        2.64       $117        $297
Small-Cap                    1.49%      (1.40% + .09%)       1.15        2.64       $117        $297
International Equity         1.49%      (1.40% + .09%)       1.30        2.79       $118        $312
Diversified Fixed Income     1.49%      (1.40% + .09%)       1.00        2.49       $115        $283
Cash Management              1.49%      (1.40% + .09%)       .85         2.34       $114        $268


                          Total Annual
                           Insurance
                            Related                      Total Annual                   EXAMPLES
                            Charges                       Investment     Total      Total      Total
STRATEGIES                                                 Related      Annual    Expenses    Expenses
                                                          Charges(1)    Charges   at end of  at end of
                                                                                   1 YEAR     10 YEARS

Growth                       1.49%      (1.40% + .09%)      1.17%        2.66%       $97        $299
Moderate Growth              1.49%      (1.40% + .09%)      1.16%        2.65%       $97        $298
Balanced Growth              1.49%      (1.40% + .09%)      1.15%        2.64%       $97        $297
Conservative Growth          1.49%      (1.40% + .09%)      1.10%        2.59%       $96        $292

(1) Investment related charges for each STRATEGY are based upon the allocation to the underlying investment portfolio after the quarterly rebalancing described in the prospectus.

If you are age 81 or older at contract issue:

                          Total Annual
                           Insurance
                            Related                      Total Annual                   EXAMPLES
                            Charges                       Investment     Total      Total      Total
SELECT PORTFOLIO(S)                                        Related      Annual    Expenses    Expenses
                                                           Charges      Charges   at end of  at end of
                                                                                   1 YEAR     10 YEARS

Large-Cap Growth             1.61%      (1.52% + .09%)      1.10%        2.71%      $117        $304
Large-Cap Composite          1.61%      (1.52% + .09%)       1.10        2.71       $117        $304
Large-Cap Value              1.61%      (1.52% + .09%)       1.10        2.71       $117        $304
Mid-Cap Growth               1.61%      (1.52% + .09%)       1.15        2.76       $118        $309
Mid-Cap Value                1.61%      (1.52% + .09%)       1.15        2.76       $118        $309
Small-Cap Portfolio          1.61%      (1.52% + .09%)       1.15        2.76       $118        $309
International Equity         1.61%      (1.52% + .09%)       1.30        2.91       $119        $323
Diversified Fixed Income     1.61%      (1.52% + .09%)       1.00        2.61       $116        $295
Cash Management              1.61%      (1.52% + .09%)       .85         2.46       $115        $280


                          Total Annual
                           Insurance
                            Related                      Total Annual                   EXAMPLES
                            Charges                       Investment     Total      Total      Total
STRATEGY(IES)                                              Related      Annual    Expenses    Expenses
                                                          Charges(1)    Charges   at end of  at end of
                                                                                   1 YEAR     10 YEARS

Growth                       1.61%      (1.52% + .09%)      1.17%        2.78%       $98        $311
Moderate Growth              1.61%      (1.52% + .09%)      1.16%        2.77%       $98        $310
Balanced Growth              1.61%      (1.52% + .09%)      1.15%        2.76%       $98        $309
Conservative Growth          1.61%      (1.52% + .09%)      1.10%        2.71%       $97        $304

(1) Investment related charges for each STRATEGY are based upon the allocation to the underlying investment portfolio after the quarterly rebalancing described in the prospectus.

The examples assume that you invested $1,000 in a SELECT PORTFOLIO or STRATEGY which earns 5% annually and that you withdrew your money at the end of a 1 year period and at the end of a 10 year period. For year 1, the total annual charges are assessed as well as the withdrawal charge. For year 10, the example reflects the total annual charges but there is no withdrawal charge applicable. The annual investment-related expenses may vary. The amounts shown here are estimates and reflect the waiver or reimbursement of expenses by the investment adviser. No premium taxes are reflected. Please see the Fee Tables in the prospectus for more detailed information regarding the fees and expenses incurred under the contract.

6. TAXES

Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract (one that is established with after tax dollars) are deferred until they are withdrawn. In a qualified contract (one that is established with before tax dollars) all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income tax rate. You may be subject to a 10% IRS tax penalty for distributions or withdrawals before age 59 1/2.

7. ACCESS TO YOUR MONEY

Withdrawals may be made from your contract in the amount of $1,000 or more.

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract we will recoup any surrender charges which would have been due if your free withdrawal had not been free.

To determine your free withdrawal amount and your surrender charge, we refer to two special terms. These are penalty free earnings and the total invested amount.

The penalty-free earnings portion of your contract is simply your account value less your total invested amount. The total invested amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made.

During the first year after we issue your contract your free withdrawal amount is the greater of:

1.  Your penalty-free earnings; and

2. If you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount, less any withdrawals taken during the contract year.

After the first contract year, you can take out the greater of the following amounts each year:

1. Your penalty free earnings and any portion of your total invested amount no longer subject to surrender charges; or

2. 10% of the portion of your total invested amount that has been in your contract for at least one year, less any withdrawals taken during the contract year.

If you withdraw your entire contract value you will not receive the benefit of any free withdrawal amount. A separate withdrawal charge schedule applies to each purchase payment. After a purchase payment has been in the contract for nine full years, withdrawal charges no longer apply to that portion of the money. Of course, upon withdrawal you may also have to pay income taxes and a 10% IRS tax penalty may apply. Neither withdrawal charges nor the 10% IRS tax penalty are assessed when a death benefit is paid.

8. PERFORMANCE

The value of your annuity will fluctuate depending upon the investment performance of the SELECT PORTFOLIO(S) and/or STRATEGY(IES) you select. From time to time we may advertise a SELECT PORTFOLIO'S or STRATEGY'S total return. The total return figures are based on historical data and are not intended to indicate future performance.

Prior to the date of this prospectus Seasons Select was not available for sales. Therefore, no performance information is presented here.

9. DEATH BENEFIT

If you, or, if there is a joint owner, either of the two, should die during the Accumulation Phase, your Beneficiary will receive a death benefit.

If at the time we issued your contract, you were 80 years old or younger, the death benefit is the greatest of:

(1) the value of your contract at the time we receive satisfactory proof of death; or (2) total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, compounded at a 4% annual growth rate until the date of death (3% growth rate if 70 or older at the time of contract issue); or (3) the value of your contract on the seventh contract anniversary, plus any Purchase Payments and less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue). (4) the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, since that contract anniversary.

If at the time we issued your contract, you were 81 years old or older, the death benefit is the greatest of: (1) the value of your contract at the time we receive satisfactory proof of death, or (2) total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, compounded at 3% to date of death.

10. OTHER INFORMATION

OWNERSHIP: The contract is an allocated fixed and variable group annuity contract. A group contract is issued to a contractholder, for the benefit of the participants in the group. You, as an owner of a Seasons Select Variable Annuity, are a participant in the group and will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this Profile and the prospectus, the term contract refers to your certificate. In some states an individual fixed and variable annuity contract may be available instead, which is identical to the group contract described in this Profile and the prospectus except that it is issued directly to the individual owner.

FREE LOOK: You may cancel your contract within 10 days of receiving it (or whatever period is required by your state) by mailing it to our Annuity Service Center. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of the money in the SELECT PORTFOLIO(S) and/or STRATEGY(IES) plus any money you put into the fixed investment options. Its value may be more or less than the money you initially invested. Thus, the investment risk is borne by you during the free look period.

SYSTEMATIC WITHDRAWAL PROGRAM: If selected by you, this program allows you to receive either monthly, quarterly, semi-annual or annual checks during the Accumulation Phase. Systematic withdrawals may also be electronically transferred to your bank account. Of course, withdrawals during the Accumulation Phase may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2.

DOLLAR COST AVERAGING: If selected by you, this program allows you to invest gradually into one or more of the SELECT PORTFOLIO(S) or STRATEGY(IES).

PRINCIPAL ADVANTAGE PROGRAM: If selected by you, this program allows you to put money in a fixed investment option and one or more SELECT PORTFOLIO(S) or STRATEGY(IES) and we will guarantee that the portion allocated to the fixed investment option assuming that it remains invested in that option, will grow to equal your principal investment.

AUTOMATIC PAYMENT PLAN: You can add to your contract directly from your bank account with as little as $50 per month.

CONFIRMATIONS AND QUARTERLY STATEMENTS: During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the accumulation and income phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.

11. INQUIRIES:

If you have questions about your contract or need to make changes, call your financial representative or contact us at:

Anchor National Life Insurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
800/445-SUN2

If money accompanies your correspondence, you should direct it to:

Anchor National Life Insurance Company
P.O. Box 100330

Pasadena, California 91189-0001

                                      [LOGO]

                                   PROSPECTUS
                                 July 15, 1999
                   ALLOCATED FIXED AND VARIABLE GROUP ANNUITY
                                   issued by
                         VARIABLE ANNUITY ACCOUNT FIVE
                                      and
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

The annuity contract has 20 investment choices - 7 fixed investment options which offer interest rates guaranteed by Anchor National for different periods of time, 9 variable investment SELECT PORTFOLIOS and 4 variable investment
STRATEGIES:

                               SELECT PORTFOLIOS
                                LARGE CAP GROWTH
                              LARGE CAP COMPOSITE
                                LARGE CAP VALUE
                                 MID CAP GROWTH
                                 MID CAP VALUE
                                   SMALL CAP
                              INTERNATIONAL EQUITY
                            DIVERSIFIED FIXED INCOME
                                CASH MANAGEMENT

                                   STRATEGIES
                                     GROWTH
                                MODERATE GROWTH
                                BALANCED GROWTH
                              CONSERVATIVE GROWTH

              all of which invest in the underlying portfolios of
                              SEASONS SERIES TRUST
                              which is managed by:

                               SELECT PORTFOLIOS
                             BANKERS TRUST COMPANY
                         GOLDMAN SACHS ASSET MANAGEMENT
                           JANUS CAPITAL CORPORATION
                             LORD, ABBETT & COMPANY
                      SUNAMERICA ASSET MANAGEMENT COMPANY
                         T. ROWE PRICE ASSOCIATES, INC.
                       WELLINGTON MANAGEMENT COMPANY, LLP

                                   STRATEGIES
                       PUTNAM INVESTMENT MANAGEMENT, INC.
                         T. ROWE PRICE ASSOCIATES, INC.
                           JANUS CAPITAL CORPORATION
                      SUNAMERICA ASSET MANAGEMENT COMPANY
                       WELLINGTON MANAGEMENT COMPANY, LLP

You can put your money into any one or all of the SELECT PORTFOLIO(S), STRATEGY(IES) and/or fixed investment options.

Please read this prospectus carefully before investing and keep it for your future reference. It contains important information you should know about the Seasons Select Variable Annuity.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated July 15,
1999. The SAI has been filed with the Securities and Exchange Commission ("SEC") and can be considered part of this prospectus.


The table of contents of the SAI appears on page 33 of this prospectus. For a free copy of the SAI, call us at 800/445-SUN2 or write our Annuity Service Center at, P.O. Box 54299, Los Angeles, California 90054-0299.


A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.

ANNUITIES INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INCORPORATION OF CERTAIN
DOCUMENTS BY REFERENCE

Anchor National's Annual Report on Form 10-K for the year ended September 30, 1998, and its quarterly report on Form 10-Q for the quarters ended December 31, 1998 and March 31, 1999 are incorporated herein by reference. In addition, Anchor National filed three reports on Form 8-K on January 14 and 15 and March 12, 1999. These reports are also incorporated herein by reference.

All documents or reports filed by Anchor National under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

Anchor National files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
7 World Trade Center, 13th Fl.
New York, NY 10048

To obtain copies by mail contract the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

Anchor National will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the documents incorporated by reference. Requests for these documents should be directed to Anchor National's Annuity Service Center, as follows:

    Anchor National Life Insurance Company
    Annuity Service Center
    P.O. Box 54299
    Los Angeles, California 90054-0299
    Telephone Number: (800) 445-SUN2

SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to Anchor National's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for Anchor National's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of Anchor National in connection with the securities registered under this prospectus, Anchor National will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. Anchor National will be governed by final judgment of the issue. However, if in the opinion of Anchor National's counsel this issue has been determined by controlling precedent, Anchor National will not submit the issue to a court for determination.

TABLE OF CONTENTS


GLOSSARY............................................................................................................          4
FEE TABLES..........................................................................................................          5
    Owner Transaction Expenses......................................................................................          5
    Annual Separate Account Expenses................................................................................          5
    Investment Portfolio Expenses...................................................................................          6
    Investment Portfolio Expenses by Strategy.......................................................................          6
    Investment Portfolio Expenses for Strategy Underlying Portfolios................................................          6
EXAMPLES............................................................................................................          7
THE SEASONS SELECT VARIABLE ANNUITY.................................................................................          9
PURCHASING A SEASONS SELECT VARIABLE ANNUITY........................................................................         10
    Allocation of Purchase Payments.................................................................................         10
    Accumulation Units..............................................................................................         10
    Free Look.......................................................................................................         11
INVESTMENT OPTIONS..................................................................................................         11
    Variable Investment Options.....................................................................................         11
      THE SELECT PORTFOLIO(S).......................................................................................         11
      THE STRATEGIES................................................................................................         12
    Market Value Adjustment.........................................................................................         16
    Transfers During the Accumulation Phase.........................................................................         17
    Dollar Cost Averaging...........................................................................................         18
    Principal Advantage Program.....................................................................................         19
    Voting Rights...................................................................................................         20
    Substitution....................................................................................................         20
ACCESS TO YOUR MONEY................................................................................................         20
    Free Withdrawal Provision.......................................................................................         20
    Systematic Withdrawal Program...................................................................................         22
    Minimum Contract Value..........................................................................................         22
    Qualified Contract Owners.......................................................................................         22
DEATH BENEFIT.......................................................................................................         22
    Death of the Annuitant..........................................................................................         23
EXPENSES............................................................................................................         23
    Insurance Charges...............................................................................................         23
    Withdrawal Charges..............................................................................................         24
    Investment Charges..............................................................................................         24
    Contract Maintenance Fee........................................................................................         24
    Transfer Fee....................................................................................................         25
    Premium Tax.....................................................................................................         25
    Income Taxes....................................................................................................         25
    Reduction or Elimination of Charges and Expenses, and Additional Amounts Credited...............................         25
INCOME OPTIONS......................................................................................................         25
    Annuity Date....................................................................................................         25
    Income Options..................................................................................................         26
    Allocation of Annuity Payments..................................................................................         27
    Transfers During the Income Phase...............................................................................         27
    Deferment of Payments...........................................................................................         28
TAXES...............................................................................................................         28
    Annuity Contracts in General....................................................................................         28
    Tax Treatment of Distributions--Non-qualified Contracts.........................................................         28
    Tax Treatment of Distributions--Qualified Contracts.............................................................         28
    Minimum Distributions...........................................................................................         29
    Diversification.................................................................................................         29
PERFORMANCE.........................................................................................................         29
OTHER INFORMATION...................................................................................................         30
    The Separate Account............................................................................................         30
    Custodian.......................................................................................................         30
    The General Account.............................................................................................         31
    Distribution of the Contract....................................................................................         31
    Administration..................................................................................................         31
    Year 2000.......................................................................................................         31
    Legal Proceedings...............................................................................................         32
INDEPENDENT ACCOUNTANTS.............................................................................................         32
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION............................................................         33
APPENDIX A--CONDENSED FINANCIAL INFORMATION.........................................................................        A-1
APPENDIX B--MARKET VALUE ADJUSTMENT.................................................................................        B-1
APPENDIX C--PREMIUM TAXES...........................................................................................        C-1

GLOSSARY

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we define them in this glossary.

ACCUMULATION PHASE--The period during which you invest money in your contract.

ACCUMULATION UNITS--A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S)--The person(s) on whose life (lives) we base annuity payments.

ANNUITY DATE--The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS--A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY(IES)--The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

COMPANY--Anchor National Life Insurance Company ("Anchor National"), We, Us, the issuer of this annuity contract.

INCOME PHASE--The period during which we make annuity payments to you.

IRS--The Internal Revenue Service.

NON-QUALIFIED (CONTRACT)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

PURCHASE PAYMENTS--The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

QUALIFIED (CONTRACT)--A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement account ("IRA").

STRATEGY(IES)--A sub-account of Variable Annuity Account Five which provides for the variable investment options available under the contract. Each STRATEGY has its own investment objective and is invested in the underlying investment porfolios of the Seasons Series Trust. This investment option allocates assets to three out of six available portfolios, each of which is managed by a different investment advisor.

SELECT PORTFOLIO(S)--A sub-account of Variable Annuity Account Five which provides for the variable investment options available under the contract. Each SELECT PORTFOLIO has a distinct investment objective and is invested in the underlying investment portfolios of the Seasons Series Trust. This investment option allocates assets to an underlying fund in which a portion of the assets is managed by three out of seven advisors.

SEASONS SELECT VARIABLE ANNUITY FEE TABLES
                    ------------------------------------------------------------

OWNER TRANSACTION EXPENSES

Withdrawal Charge as a percentage of Purchase Payments:

Year 1..............    9%       Year 6..............    5%
Year 2..............    8%       Year 7..............    4%
Year 3..............    7%       Year 8..............    3%
Year 4..............    6%       Year 9..............    2%
Year 5..............    6%       Year 10.............    0%

Contract Maintenance Charge........  $35 each year ($30 in North Dakota)
Transfer Fee.......................  No charge for first 4 transfers each year; thereafter, the fee is $25 per
                                     transfer ($10 in
                                     Pennsylvania and Texas)

ANNUAL SEPARATE ACCOUNT EXPENSES
(as a percentage of daily net asset value)

If age 80 or younger at contract issue:

Mortality Risk Charge........................       0.90%
Expense Risk Charge..........................       0.35%
Distribution Expense Charge..................       0.15%
                                                     ---
      Total Separate Account Expenses........       1.40%

If age 81 or older at contract issue:


Mortality Risk Charge........................       1.02%
Expense Risk Charge..........................       0.35%
Distribution Expense Charge..................       0.15%
                                                     ---
      Total Separate Account Expenses........       1.52%

                         INVESTMENT PORTFOLIO EXPENSES
                              OF SELECT PORTFOLIOS
(Estimated for the current fiscal year as a percentage of daily net asset value of each investment portfolio)

                                                   MANAGEMENT            OTHER         TOTAL ANNUAL
                                                       FEE             EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------------------
SELECT PORTFOLIOS*
--------------------------------------------
    Large Cap Growth                                  .80%                   .30%             1.10%
    Large Cap Composite                               .80%                   .30%             1.10%
    Large Cap Value                                   .80%                   .30%             1.10%
    Mid Cap Growth                                    .85%                   .30%             1.15%
    Mid Cap Value                                     .85%                   .30%             1.15%
    Small Company                                     .85%                   .30%             1.15%
    International Equity                              1.00%                  .30%             1.30%
    Diversified Fixed Income                          .70%                   .30%             1.00%
    Cash Management                                    55%                   .30%              .85%
-------------------------------------------------------------------------------------------------------

                   INVESTMENT PORTFOLIO EXPENSES BY STRATEGY
  (based on the total annual expenses of the underlying investment portfolios reflected below as of the fiscal year end of the
                          Trust ending March 31, 1999)

                                                   MANAGEMENT            OTHER         TOTAL ANNUAL
                                                       FEE             EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------------------
Growth                                                .87%                   .30%             1.17%
Moderate Growth                                       .85%                   .31%             1.16%
Balanced Growth                                       .83%                   .32%             1.15%
Conservative Growth                                   .80%                   .30%             1.10%
-------------------------------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT PORTFOLIO EXPENSES IF INVESTED IN STRATEGY(IES):

The Investment Portfolio Expenses table set forth below identify the total investment expenses charged by the underlying investment portfolios of Seasons Series Trust. Each contractholder invested in a STRATEGY will incur only a portion of the investment expense of those portfolios in which the STRATEGY invests. The table above entitled "Investment Portfolio Expenses by STRATEGY" shows an approximation of the total investment expenses a contractholder may incur if invested in each respective STRATEGY, after the automatic quarterly rebalancing of such STRATEGY as described on page 13. The actual investment expenses incurred by contractholders within a STRATEGY will vary depending upon the daily net asset value of each investment portfolio in which such STRATEGY is invested.


                         INVESTMENT PORTFOLIO EXPENSES
                       FOR STRATEGY UNDERLYING PORTFOLIOS
(as a percentage of daily net asset value of each investment portfolio as of the fiscal year end of the
                            Trust (March 31, 1999))

                                                   MANAGEMENT            OTHER         TOTAL ANNUAL
                                                       FEE             EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------------------
    Stock                                             .85%                   .25%             1.10%
    Asset Allocation: Diversified Growth              .85%                   .36%             1.21%
    Multi-Managed Growth                              .89%                   .30%             1.19%
    Multi-Managed Moderate Growth                     .85%                   .31%             1.16%
    Multi-Managed Income/Equity                       .81%                   .33%             1.14%
    Multi-Managed Income                              .77%                   .29%             1.06%
-------------------------------------------------------------------------------------------------------

THE ABOVE INVESTMENT PORTFOLIO EXPENSES WERE PROVIDED BY SEASONS SERIES TRUST. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                                    EXAMPLES

You will pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and:

  (a) surrender of the contract at the end of the stated time period if you were 80 or younger at time of issue;
  (b) surrender of the contract at the end of the stated time period if you were age 81 or older at time of issue.
  (c) If the contract is not surrendered or is annuitized and you were 80 or younger at time of issue.*
  (d) If the contract is not surrendered or is annuitized and you were 81 or older at time of issue.*

                                                                  TIME PERIODS
SELECT PORTFOLIO                 1 YEAR                 3 YEARS                 5 YEARS                 10 YEARS
Large Cap Growth                (a)  $     116          (a)  $     151          (a)  $     198          (a)  $     293
                                (b)  $     117          (b)  $     154          (b)  $     204          (b)  $     304
                                (c)  $      26          (c)  $      81          (c)  $     138          (c)  $     293
                                (d)  $      27          (d)  $      84          (d)  $     144          (d)  $     304
Large Cap Composite             (a)  $     116          (a)  $     151          (a)  $     198          (a)  $     293
                                (b)  $     117          (b)  $     154          (b)  $     204          (b)  $     304
                                (c)  $      26          (c)  $      81          (c)  $     138          (c)  $     293
                                (d)  $      27          (d)  $      84          (d)  $     144          (d)  $     304
Large Cap Value                 (a)  $     116          (a)  $     151          (a)  $     198          (a)  $     293
                                (b)  $     117          (b)  $     154          (b)  $     204          (b)  $     304
                                (c)  $      26          (c)  $      81          (c)  $     138          (c)  $     293
                                (d)  $      27          (d)  $      84          (d)  $     144          (d)  $     304
Mid Cap Growth                  (a)  $     117          (a)  $     152          (a)  $     200          (a)  $     297
                                (b)  $     118          (b)  $     156          (b)  $     206          (b)  $     309
                                (c)  $      27          (c)  $      82          (c)  $     140          (c)  $     297
                                (d)  $      28          (d)  $      86          (d)  $     146          (d)  $     309
Mid Cap Value                   (a)  $     117          (a)  $     152          (a)  $     200          (a)  $     297
                                (b)  $     118          (b)  $     156          (b)  $     206          (b)  $     309
                                (c)  $      27          (c)  $      82          (c)  $     140          (c)  $     297
                                (d)  $      28          (d)  $      86          (d)  $     146          (d)  $     309
Small Company                   (a)  $     117          (a)  $     152          (a)  $     200          (a)  $     297
                                (b)  $     118          (b)  $     156          (b)  $     206          (b)  $     309
                                (c)  $      27          (c)  $      82          (c)  $     140          (c)  $     297
                                (d)  $      28          (d)  $      86          (d)  $     146          (d)  $     309
International Equity            (a)  $     118          (a)  $     157          (a)  $     207          (a)  $     312
                                (b)  $     119          (b)  $     160          (b)  $     213          (b)  $     323
                                (c)  $      28          (c)  $      87          (c)  $     147          (c)  $     312
                                (d)  $      29          (d)  $      90          (d)  $     153          (d)  $     323
Diversified Fixed
Income                          (a)  $     115          (a)  $     148          (a)  $     193          (a)  $     283
                                (b)  $     116          (b)  $     151          (b)  $     199          (b)  $     295
                                (c)  $      25          (c)  $      78          (c)  $     133          (c)  $     283
                                (d)  $      26          (d)  $      81          (d)  $     139          (d)  $     295
Cash Management                 (a)  $     114          (a)  $     125          (a)  $     185          (a)  $     268
                                (b)  $     115          (b)  $     147          (b)  $     191          (b)  $     280
                                (c)  $      24          (c)  $      85          (c)  $     125          (c)  $     268
                                (d)  $      25          (d)  $      77          (d)  $     131          (d)  $     280

                                                                  TIME PERIODS
STRATEGY                         1 YEAR                 3 YEARS                 5 YEARS                 10 YEARS
Growth                          (a)  $      97          (a)  $     143          (a)  $     181          (a)  $     299
                                (b)  $      98          (b)  $     146          (b)  $     187          (b)  $     311
                                (c)  $      27          (c)  $      83          (c)  $     141          (c)  $     299
                                (d)  $      28          (d)  $      86          (d)  $     147          (d)  $     311
Moderate Growth                 (a)  $      97          (a)  $     142          (a)  $     180          (a)  $     298
                                (b)  $      98          (b)  $     146          (b)  $     186          (b)  $     310
                                (c)  $      27          (c)  $      82          (c)  $     140          (c)  $     298
                                (d)  $      28          (d)  $      86          (d)  $     146          (d)  $     310
Balanced Growth                 (a)  $      97          (a)  $     142          (a)  $     180          (a)  $     297
                                (b)  $      98          (b)  $     146          (b)  $     186          (b)  $     309
                                (c)  $      27          (c)  $      82          (c)  $     140          (c)  $     297
                                (d)  $      28          (d)  $      86          (d)  $     146          (d)  $     309
Conservative Growth             (a)  $      96          (a)  $     140          (a)  $     177          (a)  $     292
                                (b)  $      97          (b)  $     144          (b)  $     183          (b)  $     304
                                (c)  $      26          (c)  $      80          (c)  $     137          (c)  $     292
                                (d)  $      27          (d)  $      84          (d)  $     143          (d)  $     304


                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you will incur directly and indirectly by investing in the contract. The example reflects owner transaction expenses, separate account expenses and investment portfolio expenses by SELECT PORTFOLIO and STRATEGY.


2. The Examples assume that no transfer fees were imposed. Premium taxes are not reflected but may be applicable. Although premium taxes may apply in certain states, they are not reflected in the Examples.


3. For certain investment portfolios in which the SELECT PORTFOLIOS and STRATEGIES invest SunAmerica Asset Management has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios' average net assets: Multi-Managed Growth Portfolio 1.29%, Multi-Managed Moderate Growth Portfolio 1.21%, Multi-Managed Income/Equity Portfolio 1.14%, Multi-Managed Income Portfolio 1.06%, Asset Allocation:
      Diversified Growth Portfolio 1.21%, Stock Portfolio 1.21%, Large Cap Growth Portfolio 1.10%, Large Cap Composite Portfolio 1.10%, Large Cap Value Portfolio 1.10%, Mid Cap Growth Portfolio 1.15%, Mid Cap Value Portfolio 1.15%, Small Cap Portfolio 1.15%, International Equity Portfolio 1.30%, Diversified Fixed Income Portfolio 1.00% and Cash Management Portfolio 0.85%. SunAmerica Asset Management also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. SunAmerica may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by SunAmerica Asset Management with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica Asset Management and remain in compliance with the foregoing expense limitations. During the time period reflected in this Fee Table, the adviser did not rely on any of these waiver and/or reimbursement agreements.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The historical accumulation unit values for the STRATEGY(IES) and SELECT PORTFOLIOS are contained in Appendix A--Condensed Financial Information.

THE SEASONS SELECT VARIABLE ANNUITY
--------------------------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

    - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

    - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

    - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial advisor.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making payments to you out of the money accumulated in your contract.

The Contract is called a "variable" annuity because it allows you to invest in variable investment portfolios which we call SELECT PORTFOLIOS and/or STRATEGIES. The SELECT PORTFOLIOS and STRATEGIES, are similar to mutual funds, in that they have specific investment objectives and their performance varies. You can gain or lose money if you invest in these SELECT PORTFOLIOS or STRATEGIES. The amount of money you accumulate in your contract depends on the performance of the SELECT PORTFOLIO(S) or STRATEG(IES) in which you invest.

The Contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in your Contract depends on the total interest credited to the particular fixed account option(s) in which you are invested.


For more information on SELECT PORTFOLIO(S), STRATEGY(IES) and fixed account options available under this contract, SEE INVESTMENT OPTIONS PAGE 11.


Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the Seasons Select Variable Annuity. When you purchase a Seasons Select Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation. Seasons Select may not currently be available in all states.

This annuity is designed for investors whose personal circumstances allow for a long-term investment time horizon, to assist in contributing to retirement savings. As a function of the IRC you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each purchase payment withdrawn if that purchase payment has not been invested in this contract for at least 9 years. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial adviser prior to purchase.

PURCHASING A SEASONS SELECT VARIABLE ANNUITY
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes.

                                                                MINIMUM
                                        MINIMUM INITIAL       SUBSEQUENT
                                       PURCHASE PAYMENT    PURCHASE PAYMENT
                                       -----------------  -------------------
Qualified                                  $   2,000           $     500
Non-Qualified                              $   5,000           $     500

Prior Company approval is required to accept Purchase Payments greater than $1,000,000. The Company reserves the right to refuse any Purchase Payment including one which would cause the contact value or Purchase Payments to exceed $1,000,000 at the time of the Purchase Payment. Also, the optional Automatic Payment Plan allows you to make subsequent payments as small as $50.00. We may refuse any Purchase Payment.

In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless they certify to us that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 90.

ALLOCATION OF PURCHASE PAYMENTS


We invest your Purchase Payments in the fixed accounts, SELECT PORTFOLIO(S) and/or STRATEGY(IES) according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. Purchase Payments are applied to your contract based upon the value of the variable investment option next determined after receipt of your money. SEE INVESTMENT OPTIONS PAGE 11.


In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paper work at our Annuity Service Center. We allocate your initial purchase payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

    - Send your money back to you, or;

    - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the SELECT PORTFOLIO(S) or STRATEGY(IES) you select. In order to keep track of the value of your contract, we use a unit of measure called an Accumulation Unit which works like a share of a mutual fund. During the Income Phase, we call them Annuity Units.

An Accumulation Unit value is determined each day that the New York Stock Exchange ("NYSE") is open. We calculate an Accumulation Unit for each STRATEGY or SELECT PORTFOLIO after the NYSE closes each day. We do this by:

    1. determining the total value of money invested in a particular STRATEGY or SELECT PORTFOLIO;

    2. subtracting from that amount any asset-based charges and any other charges such as taxes we have deducted; and

    3.  dividing this amount by the number of outstanding Accumulation Units.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. Unless otherwise required by state law, you will receive back the value of the money allocated to the SELECT PORTFOLIO(S) or STRATEGY(IES) on the day we receive your request plus any Purchase Payment in the fixed investment options. This value may be more or less than the money you initially invested. Thus, the investment risk is borne by you during the free look period.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the 1-year fixed investment option during the free look period. If you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments, or (2) the value of your contract. At the end of the free look period, we reallocate your money according to your instructions.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers variable investment options which we call SELECT PORTFOLIO(S) and STRATEGY(IES), and fixed investment options. We designed the contract to meet your varying investment needs over time. You can achieve this by using the SELECT PORTFOLIO(S) and/or STRATEGY(IES) alone or in concert with the fixed investment options. The SELECT PORTFOLIO(S) and STRATEGY(IES) operate similar to a mutual fund but are only available through the purchase of certain variable annuities. A mixture of your investment in the SELECT PORTFOLIO(S) and/or STRATEGY(IES) and fixed account options may lower the risk associated with investing only in a variable investment option.

VARIABLE INVESTMENT OPTIONS

Each of the variable investment options of the contract invests in underlying portfolios of Seasons Series Trust. SunAmerica Asset Management Company ("SAAMCo"), an affiliate of Anchor National, manages Seasons Series Trust. SAAMCo has engaged sub-advisers to provide investment advice for certain of the underlying investment portfolios.

YOU SHOULD READ THE PROSPECTUS FOR THE SEASONS SERIES TRUST CAREFULLY BEFORE INVESTING. THE PROSPECTUS WHICH IS ATTACHED HERETO CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING INVESTMENT PORTFOLIOS INCLUDING INVESTMENT OBJECTIVE AND RISK FACTORS.

THE SELECT PORTFOLIOS

The contract offers nine SELECT PORTFOLIO(S), each with a distinct investment objective, utilizing a disciplined investing style to achieve its objective. Each SELECT PORTFOLIO invests in an underlying investment portfolio of the Seasons Series Trust. Except for the Cash Management portfolio, each underlying portfolio is multi-managed by a team of three money managers, one component of the underlying portfolios is an unmanaged component that tracks a particular target index or subset of an index. The other two components are actively managed. The unmanaged component of each underlying portfolio is intended to balance some of the risks associated with an actively traded portfolio.

Each underlying portfolio and the respective managers are:

LARGE-CAP GROWTH                                   LARGE-CAP COMPOSITE
Bankers Trust Company ("Bankers Trust")            Bankers Trust
Goldman Sachs Assets Management ("Goldman Sachs)   SAAMCo
Janus Capital Corporation ("Janus")                T. Rowe Price Associates, Inc. ("T. Rowe
                                                   Price")

LARGE-CAP VALUE                                    MID-CAP GROWTH
Bankers Trust                                      Bankers Trust
T. Rowe Price                                      T. Rowe Price
Wellington Management Company, LLP ("Wellington")  Wellington

MID-CAP VALUE                                      SMALL-CAP
Bankers Trust                                      Bankers Trust
Goldman Sachs                                      Lord Abbett
Lord Abbett & Co. ("Lord Abbett")                  SAAMCo

INTERNATIONAL EQUITY                               DIVERSIFIED FIXED INCOME
Bankers Trust                                      Bankers Trust
Goldman Sachs Asset Management International       SAAMCo
Lord Abbett                                        Wellington

CASH MANAGEMENT
SAAMCo

SELECT PORTFOLIO OPERATION

Each SELECT PORTFOLIO is designed to meet a distinct investment objective facilitated by the management philosophy of three different money managers. Generally, an equal portion of the Purchase Payments received for allocation to each SELECT PORTFOLIO will be allocated among the three managers for that SELECT PORTFOLIO. Each quarter SAAMCo will evaluate the asset allocation between the three managers of each SELECT PORTFOLIO. If SAAMCo determines that the assets have become significantly unequal in allocation among the managers, then the in-coming cash flows may be redirected in an attempt to stabilize the allocations. Generally, existing SELECT PORTFOLIO assets will not be rebalanced. However, we reserve the right to do so in the event that it is deemed necessary and not adverse to the interests of contract owners invested in the SELECT PORTFOLIO. Transfers made as a result of rebalancing a SELECT PORTFOLIO are not considered a transfer under your contract.

THE STRATEGIES

The contract offers four multi-manager variable investment STRATEGY(IES), each with a different investment objective. We designed the STRATEGY(IES) utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each STRATEGY is designed to achieve different levels of growth over time.

Each STRATEGY invests in three underlying investment portfolios of the Seasons Series Trust. The allocation of money among these investment portfolios varies depending on the objective of the STRATEGY.

The underlying investment portfolios of Seasons Series Trust in which the STRATEGY(IES) invest include the Asset Allocation--Diversified Growth Portfolio, the Stock Portfolio and the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (the "Multi-Managed Portfolios").

The Asset Allocation: Diversified Growth Portfolio is managed by Putnam Investment Management, Inc. The Stock Portfolio is managed by T. Rowe Price Associates, Inc. All of the Multi-Managed Portfolios include the same three basic investment components: a growth component managed by Janus Capital Corporation, a balanced component managed by SAAMCo and a fixed income component managed by Wellington Management Company, LLP. The Growth STRATEGY and the Moderate Growth STRATEGY also have an aggressive growth component which SAAMCo manages. The percentage that any one of these components represents in each Multi-Managed Portfolio varies in accordance with the investment objective.

Each STRATEGY uses an investment approach based on asset allocation. This approach is achieved by each STRATEGY investing in distinct percentages in three specific underlying funds of the Seasons Series Trust. In turn, the underlying funds invest in a combination of domestic and international stocks, bonds and cash. Based on the percentage allocation to each specific underlying fund and each underlying fund's investment approach, each STRATEGY initially has a neutral asset allocation mix of stocks, bonds and cash. At the beginning of each quarter a rebalancing occurs among the underlying funds to realign each STRATEGY with its distinct percentage investment in the three underlying funds. This rebalancing is designed to help maintain the neutral asset allocation mix for each STRATEGY. The pie charts on the following pages demonstrate:

    - the neutral asset allocation mix for each STRATEGY; and

    - the percentage allocation in which each STRATEGY invests.

STRATEGY REBALANCING

Each STRATEGY is designed to meet its investment objective by allocating a portion of your money to three different investment portfolios. In order to maintain the mix of investment portfolios consistent with each STRATEGY's objective, each STRATEGY within your contract is rebalanced each quarter. On the first business day of each quarter (or as close to such date as is administratively practicable) your money will be allocated among the various investment portfolios according to the percentages set forth on the prior pages. Additionally, within each Multi-Managed Portfolio, your money will be rebalanced among the various components. We also reserve the right to rebalance any STRATEGY more frequently if rebalancing is, deemed necessary and not adverse to the interests of contract owners invested in such STRATEGY. Rebalancing a STRATEGY may involve shifting a portion of assets out of underlying investment portfolios with higher returns into underlying investment portfolios with relatively lower returns. Transfers made as a result of rebalancing a STRATEGY are not counted against your four free transfers per year.

                                     GROWTH

    GOAL: Long-term growth of capital, allocating its assets primarily to stocks. This STRATEGY may be best suited for those with longer periods to invest.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks           80%
Bonds            15%
Cash              5%

                             UNDERLYING INVESTMENT
                             PORTFOLIOS & MANAGERS

ASSET ALLOCATION: DIVERSIFIED
 GROWTH PORTFOLIO                  25%
Managed by Putnam Investment
 Management, Inc.

STOCK PORTFOLIO                    25%
Managed by T. Rowe Price
 Associates, Inc.

MULTI-MANAGED GROWTH PORTFOLIO     50%

Managed by:
    Janus Capital Corporation
    SunAmerica Asset Management Corp.
    Wellington Management Company, LLP

                                MODERATE GROWTH

    GOAL: Growth of capital through investments in equities, with a secondary objective of conservation of principal by allocating more of its assets to bonds than the Growth STRATEGY. This STRATEGY may be best suited for those nearing retirement years but still earning income.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks           70%
Bonds            25%
Cash              5%

                             UNDERLYING INVESTMENT
                             PORTFOLIOS & MANAGERS

ASSET ALLOCATION: DIVERSIFIED
 GROWTH PORTFOLIO                 25%
Managed by Putnam Investment
 Management, Inc.

STOCK PORTFOLIO                   20%
Managed by T. Rowe Price
 Associates, Inc.

MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                        55%

Managed by:
    Janus Capital Corporation
    SunAmerica Asset Management Corp.
    Wellington Management Company, LLP

                                BALANCED GROWTH

    GOAL: Focuses on conservation of principal by investing in a more balanced weighting of stocks and bonds, with a secondary objective of seeking a high total return. This STRATEGY may be best suited for those approaching retirement and with less tolerance for investment risk.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks           55%
Bonds            40%
Cash              5%

                             UNDERLYING INVESTMENT
                             PORTFOLIOS & MANAGERS

ASSET ALLOCATION: DIVERSIFIED
 GROWTH PORTFOLIO                  25%
Managed by Putnam Investment
 Management, Inc.

STOCK PORTFOLIO                    20%
Managed by T. Rowe Price
 Associates, Inc.

MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                         55%

Managed by:
    Janus Capital Corporation
    SunAmerica Asset Management Corp.
    Wellington Management Company, LLP

                              CONSERVATIVE GROWTH

    GOAL: Capital preservation while maintaining some potential for growth over the long term. This STRATEGY may be best suited for those with lower investment risk tolerance.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks           42%
Bonds            53%
Cash              5%

                             UNDERLYING INVESTMENT
                             PORTFOLIOS & MANAGERS

ASSET ALLOCATION: DIVERSIFIED
 GROWTH PORTFOLIO                 25%
Managed by Putnam Investment
 Management, Inc.

STOCK PORTFOLIO                   15%
Managed by T. Rowe Price
 Associates, Inc.

MULTI-MANAGED INCOME PORTFOLIO    60%

Managed by:
    Janus Capital Corporation
    SunAmerica Asset Management Corp.
    Wellington Management Company, LLP

FIXED INVESTMENT OPTIONS


The contract also offers seven fixed investment options. Anchor National will guarantee the interest rate earned on money you allocate to any of these fixed investment options. We currently offer fixed investment options for periods of one, three, five, seven and ten years, which we call guarantee periods. In Maryland and Washington only the one year fixed account option is available. The seven and ten year guarantee periods are not available in Oregon. Additionally, we guarantee the interest rate for money allocated to the six-month DCA fixed account and/ or the one year DCA fixed account (the "DCA fixed accounts") which are available only in conjunction with the Dollar Cost Averaging Program. Please see the section on the Dollar Cost Averaging Program on page 18 for additional information about, including limitations on, the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments.


All of these fixed account options pay interest at rates set and guaranteed by Anchor National. Interest rates may differ from time to time and are set at our sole discretion. We will never credit less than a 3% annual effective rate to any of the fixed account options. The interest rate offered for new Purchase Payments may differ from that offered for subsequent Purchase Payments and money already in the fixed account options. In addition, different guarantee periods offer different interest rates. Rates for specified payments are declared at the beginning of the guarantee period and do not change during the specified period.

There are three scenarios in which you may put money into the fixed account options. In each scenario your money may be credited a different rate of interest as follows:

    - INITIAL RATE: Rate credited to new Purchase Payments allocated to the fixed account when you purchase your contract.

    - CURRENT RATE: Rate credited to subsequent Purchase Payments allocated to the fixed account.

    - RENEWAL RATE: Rate credited to money transferred from a fixed account or one of the STRATEGIES into a fixed account and to money remaining in a fixed account after expiration of a guarantee period.

Each of these rates may differ from one and other. Although once declared the applicable rate is guaranteed until the guarantee period expires.


The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 1-year or 6-month DCA fixed account while your investment is systematically transferred to the variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options but will never be less than an effective rate of 3%. SEE DOLLAR COST AVERAGING ON PAGE 18 for more information.


When a guarantee period ends, you may leave your money in the same guarantee period. You may also reallocate money to another fixed investment option (other than the DCA fixed accounts) or to any of the SELECT PORTFOLIO(S) or STRATEGY(IES). If you want to reallocate your money, you must contact us within 30 days after the end of the current guarantee period and instruct us how to reallocate your money. If we do not hear from you, we will keep your money in the same guarantee period where it will earn the renewal interest rate applicable at that time.

MARKET VALUE ADJUSTMENT

NOTE: THE FOLLOWING DISCUSSION APPLIES TO THE 3, 5, 7 OR 10 YEAR FIXED INVESTMENT OPTIONS ONLY. THESE OPTIONS ARE NOT AVAILABLE IN ALL STATES. PLEASE CONTACT YOUR FINANCIAL REPRESENTATIVE FOR MORE INFORMATION. THIS DISCUSSION DOES NOT APPLY TO WITHDRAWALS TO PAY A DEATH BENEFIT OR CONTRACT FEES AND CHARGES.

If you take money out of the 3, 5, 7 or 10 year fixed investment options before the end of the guarantee period, we make an adjustment to your contract (the "market value adjustment" or "MVA"). This market value adjustment reflects any difference in the interest rate environment between the time you place your money in the fixed investment option and the time when you withdraw that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring a market value adjustment.

We will not assess a market value adjustment against withdrawals made (1) to pay a death benefit; (2) to pay contract fees and charges; or (3) to begin the income phase of your contract on the latest annuity date.

We calculate the market value adjustment by doing a comparison between current rates and the rate being credited to you in the fixed investment option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed investment options and the time you take it out, we credit a positive adjustment to your contract. On the other hand, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the market value adjustment is negative, we first deduct the adjustment from any money remaining in the fixed investment option. If there is not enough money in the fixed investment option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the market value adjustments is positive, we add the adjustment to your withdrawal amount.

The one year fixed investment option and the DCA fixed accounts do not impose a market value adjustment. These fixed investment options are not registered under the Securities Act of 1933 and are not subject to the provisions of the Investment Company Act of 1940.

Please see Appendix B for more information on how we calculate the market value adjustment.

TRANSFERS DURING THE ACCUMULATION PHASE

Except as provided in the next sentence with respect to the DCA fixed accounts, you can transfer money among the SELECT PORTFOLIO(S), STRATEGY(IES) and the fixed investment options by written request or by telephone. Although you may transfer money out of the DCA fixed accounts, you may not transfer money into the DCA fixed account from any SELECT PORTFOLIO, STRATEGY or fixed investment option. You can make four transfers every year without incurring a transfer charge. We measure a year from the anniversary of the date we issued your contract. If you make more than four transfers in a year, there is a $25 fee per transfer ($10 in Pennsylvania and Texas). Additionally, transfers out of a 3, 5, 7 or 10 year fixed investment option may be subject to a market value adjustment.

The minimum amount you can transfer is $500, or a lesser amount if you transfer the entire balance from a SELECT PORTFOLIO, STRATEGY or a fixed investment option. Any money remaining in a SELECT PORTFOLIO, STRATEGY or fixed investment option after making a transfer must equal at least $500. Your request for transfer must clearly state which investment option(s) are involved and the amount you want to transfer. Please see the section below on Dollar Cost Averaging for specific rules regarding the DCA fixed accounts.

We will accept transfers by telephone unless you specify otherwise on your contract application. Additionally, in the future you may be able to execute transfers or other financial transactions over the internet. When receiving instructions over the telephone, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone.

Upon implementation of internet account transfers we will have appropriate procedures in place to provide reasonable assurance that the transactions executed are genuine. Thus, we would not be responsible for any claim, loss or expense from any error resulting from instructions received over the internet. If we fail to follow our procedures we may be liable for any losses due to unauthorized or fraudulent transactions.


For information regarding transfers during the Income Phase, SEE INCOME OPTIONS, PAGE 25.


We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying portfolios.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

    - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or

    - such third party is a trustee/fiduciary appointed, by you or for you, to act on your behalf for all your financial affairs.

We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge you extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. However, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

We reserve the right to modify, suspend or terminate the transfer privileges at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the variable investment options. Under the program you systematically transfer a set dollar amount or percentage of any SELECT PORTFOLIO and/or STRATEGY or from the 1-year fixed account option (source accounts) to any other SELECT PORTFOLIO or STRATEGY. Transfers may be monthly or quarterly. You may change the frequency at any time by notifying us in writing.

We also offer the 6-month and a 1-year DCA fixed accounts exclusively to facilitate this program. The DCA fixed accounts only accept new Purchase Payments. You can not transfer money already in your contract into these options. If you allocate a Purchase Payment into a DCA fixed account, we transfer all your money allocated to that account into the SELECT PORTFOLIO(S) or STRATEGY(IES) you select over the selected 6-month or 1-year period. You cannot change the option or the frequency of transfers once selected. The minimum transfer amount if you use the 1-year or 6-month DCA fixed accounts to provide dollar cost averaging is $100.

If allocated to the 6-month DCA fixed account, we transfer your money over a maximum of 6 monthly transfers. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of five months, so that each payment complies with the $100 per transfer minimum.

We determine the amount of the transfers from the 1-year DCA fixed account based on

    - the total amount of money allocated to the account, and

    - the frequency of transfers selected.

For example, let's say you allocate $1,000 to the 1-year DCA account. You select monthly transfers. We completely transfer all of your money to the selected investment options over a period of ten months.

You may terminate your DCA program at any time. If money remains in the DCA fixed account, we transfer the remaining money to the 1-year fixed investment option, unless we receive different instructions from you.

Transfers under the DCA program do not count against your four free transfers per year. In addition, transfers resulting from a termination of this program do not count towards your 4 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA Program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

    EXAMPLE:

    Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Mid-Cap Value SELECT PORTFOLIO over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

 QUARTER   ACCUMULATION UNIT    UNITS PURCHASED
---------  -----------------  -------------------
    1          $    7.50                 100
    2          $    5.00                 150
    3          $   10.00                  75
    4          $    7.50                 100
    5          $    5.00                 150
    6          $    7.50                 100

    You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more of the SELECT PORTFOLIO(S) or STRATEGY(IES) without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed investment options (other than the DCA fixed accounts) and the SELECT PORTFOLIO or STRATEGY you select. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment needs to be allocated to the particular fixed investment option to ensure that it grows to an amount equal to your total principal invested under this program.

We reserve the right to modify, suspend or terminate this program at any time.

    EXAMPLE:

    Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed investment option. You want the amount allocated to the fixed investment option to grow to $100,000 in 7 years. If the 7-year fixed investment option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed investment option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the SELECT PORTFOLIO(S) or STRATEGY(IES), as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

Anchor National is the legal owner of the Seasons Series Trust shares. However, when an underlying portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If any of the underlying portfolios become unavailable for investment, we may be required to substitute shares of another investment portfolio. We will seek prior approval of the SEC and give you notice before substituting shares.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can access money in your contract in two ways:

    - by making a partial or total withdrawal, and/or;


    - by receiving income payments during the Income Phase. SEE INCOME OPTIONS, PAGE 25.



Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a market value adjustment if a withdrawal comes from the 3, 5, 7 or 10 year fixed investment options prior to the end of a guarantee period. If you withdraw your entire contract value, we also deduct any applicable premium taxes and a contract maintenance fee. SEE EXPENSES, PAGE 23. We calculate charges due on a total withdrawal on the day after we receive your request and other required paper work. We return your contract value less any applicable fees and charges.


FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract we will recoup any surrender charges which would have been due if your prior free withdrawal(s) had not been free.

To determine your free withdrawal amount and your surrender charge, we refer to two special terms. These are penalty free earnings and the total invested amount.

The penalty-free earnings portion of your contract is simply your account value less your total invested amount. The total invested amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your total invested amount are as follows:

    1. Any free withdrawals in any year that were in excess of your penalty free earnings and were based on the part of the Total Investment Amount that was no longer subject to surrender charges at the time of the withdrawal.

    2. Any prior withdrawals of the Total Investment Amount on which you already paid a surrender penalty, plus any surrender charge paid on such a withdrawal.

When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a surrender charge before those Purchase Payments which are still subject to the surrender charge.

During the first year after we issue your contract your free withdrawal amount is the greater of:

    1.  Your penalty-free earnings, or;

    2. If you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount less any withdrawals taken during the contract year.

After the first contract year, you can take out the greater of the following amounts each year:

    1. Your penalty free earnings and any portion of your total invested amount no longer subject to surrender charges, or;

    2. 10% of the portion of your total invested amount that has been in your contract for at least one year less any withdrawals taken during the contract year.

Purchase payments, above and beyond the amount of your free withdrawal amount, that are invested for less than 9 years and withdrawn will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial advisor.

The minimum partial withdrawal amount is $1,000. We require that the value left in any SELECT PORTFOLIO, STRATEGY or fixed account be at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made in equal amounts from each SELECT PORTFOLIO, STRATEGY and the fixed investment option in which your contract is invested. Withdrawals from fixed investment options prior to the end of the guarantee period may result in a market value adjustment.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed investment option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

If you elect, we use money in your contract to pay you monthly, quarterly, semi-annual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2. Any withdrawals you make using this program count against your free withdrawal amount as described above. Withdrawals in excess of that amount may incur a withdrawal charge. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS


Certain qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES, PAGE 28 for a more detailed explanation.


DEATH BENEFIT
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

If at the time we issued your contract, you were 80 years old or younger, the death benefit is the greatest of:

    1. the value of your contract at the time we receive satisfactory proof of death; or

    2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, compounded at a 4% annual growth rate until the date of death (3% growth rate if 70 or older at the time of contract issue); or

    3. the value of your contract on the seventh contract anniversary, plus any Purchase Payments and less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue); or

    4. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, since that contract anniversary.

If at the time we issue your contract, you were 81 years old or older, the death benefit is the greater of:

    1. the value of your contract at the time we receive satisfactory proof of death; or

    2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, compounded at a 3% annual growth rate until the date of death.


The death benefit is not paid after you switch to the Income Phase. If you die during the Income Phase, your Beneficiary will receive any remaining guaranteed income payments in accordance with the income option you choose. SEE INCOME OPTIONS, PAGE 25.


You select the Beneficiary to receive any amounts payable on death. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

The death benefit will be paid out when we receive adequate proof of death: (1) a certified copy of a death certificate; (2) a certified copy of a decree of court of competent jurisdiction as to the finding of death; (3) a written statement by a medical doctor who attended the deceased at the time of death; or
(4) any other proof satisfactory to us. We may also require additional documentation or proof in order for the death benefit to be paid.

The death benefit must begin payment immediately upon receipt of all necessary documents and, in any event, must be paid within 5 years of the date of death. The Beneficiary may, in the alternative, elect to have the death benefit payable in the form of an annuity. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Income payments must begin within one year of your death. If the Beneficiary is the spouse of the owner, he or she can elect to continue the contract at the then current value, rather than receive a death benefit.

If the Beneficiary does not make a specific election as to how they want the death benefit distributed within sixty days of our receipt of adequate proof of death, it will be paid in a lump sum.

DEATH OF THE ANNUITANT

If the Annuitant dies before annuity payments begin, you can name a new Annuitant. If no Annuitant is named within 30 days, you will become the Annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.

EXPENSES
--------------------------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or withdrawal charges under your contract. However the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

If you are age 80 or younger when your contract is issued, the amount of this charge is 1.40% annually of the value of your contract invested in the SELECT PORTFOLIO(S) and/or STRATEGY(IES). If you are are 81 or older at the time of contract issue, the insurance charge is 1.52% annually of the value of your contract invested in the SELECT PORTFOLIO(S) and/or STRATEGY(IES).

We deduct the charge daily, on a pro-rata basis, from the value of your contract allocated to the SELECT PORTFOLIOS and/or STRATEGIES. The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by Anchor National.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

WITHDRAWAL CHARGES

During the Accumulation Phase you may make withdrawals from your contract. However, a withdrawal charge may apply. We apply a withdrawal charge upon an early withdrawal against each Purchase Payment you put into the contract. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a purchase payment is in the contract, as follows:

       YEAR              1             2             3             4             5             6             7             8
------------------     -----         -----         -----         -----         -----         -----         -----         -----
WITHDRAWAL CHARGE            9%            8%            7%            6%            6%            5%            4%            3%

       YEAR              9             10
------------------     -----         -----
WITHDRAWAL CHARGE            2%            0%

After a Purchase Payment has been in the contract for nine complete years, the withdrawal charge no longer applies to that payment.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract from each of your investment options on a pro-rata basis. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.


The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY PAGE 20.


We will not assess a withdrawal charge for money withdrawn to pay a death benefit. We do not currently assess a withdrawal charge upon election to receive income payments from your contract.


Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES PAGE 28.


INVESTMENT CHARGES


Charges are deducted from the assets of the investment portfolios underlying the SELECT PORTFOLIO(S) or STRATEGY(IES) for the advisory and other expenses of the portfolios. THE FEE TABLE BEGINNING ON PAGE 5 ILLUSTRATES THESE CHARGES AND EXPENSES. FOR MORE DETAILED INFORMATION ON THESE INVESTMENT CHARGES, REFER TO THE PROSPECTUS FOR THE SEASONS SERIES TRUST, ATTACHED.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We will deduct the $35 ($30 in North Dakota) contract maintenance fee on a pro-rata basis from your account value on your contract anniversary. In the state of Washington a contract maintenance fee will be deducted pro-rata from the SELECT PORTFOLIOS and/or STRATEGIES in which you are invested, only. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE


We currently permit four free transfers between investment options, every contract year. We charge you $25 for each transfer over four in any one year ($10 in Pennsylvania and Texas). We deduct the transfer fee from the SELECT PORTFOLIO(S), STRATEGY and/or fixed investment option from which you request the transfer. SEE INVESTMENT OPTIONS, PAGE 11.


PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or annuitize the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX C provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

INCOME OPTIONS
--------------------------------------------------------------------------------

ANNUITY DATE

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time after your 2nd contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your Income Option. Except as discussed under Option 5, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 90th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.


If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, certain Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES, PAGE 28.


INCOME OPTIONS

Currently, this Contract offers 5 Income Options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with option 4 for a period of 10 years. For income payments selected for joint lives, we pay according to option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and then designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

OPTION 3 - JOINT AND 100% SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD
CERTAIN

This option is similar to option 2 above, with an additional guarantee of payments for at least 10 or 20 years. If the Annuitant and the Survivor die before all of the payments have been made, the remaining payments are made to the Beneficiary under your Contract.

OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN

This option is similar to option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

We make Income Payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments direct deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in annuity payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

ALLOCATION OF ANNUITY PAYMENTS

You can choose income payments that are fixed, variable or both. If payments are fixed, Anchor National guarantees the amounts of each payment. If the payments are variable, the amounts are not guaranteed. They will go up and/or down based upon the performance of the SELECT PORTFOLIO(S) or STRATEGY(IES) in which you invest.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the SELECT PORTFOLIO(S) and/or STRATEGY(IES) only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. If you are invested in both fixed and variable options at the time you begin the Income Phase, a portion of your income payments will be fixed and a portion will be variable.

INCOME PAYMENTS

Your income payments will vary if you are invested in the SELECT PORTFOLIO(S) and/or STRATEGY(IES) after the Annuity date depending on four things:

    - for life options, your age when payments begin, and;

    - the value of your contract in the SELECT PORTFOLIO(S) and/or STRATEGY(IES) on the Annuity Date, and;

    - the 3.5% assumed investment rate for variable income payments used in the annuity table for the contract, and;

    - the performance of the SELECT PORTFOLIO(S) and/or STRATEGY(IES) in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the SELECT PORTFOLIO(S) and/or STRATEGY(IES) after the Annuity Date, the allocation of funds between the fixed accounts and SELECT PORTFOLIO(S) and/or STRATEGY(IES) also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE


You may transfer money among the SELECT PORTFOLIO(S) and/or STRATEGY(IES) during the Income Phase. Transfers are subject to the same limitations as transfers during the Accumulation Phase. However, you may not transfer money from the fixed accounts into the SELECT PORTFOLIO(S) and/or STRATEGY(IES) or from the SELECT PORTFOLIO(S) and/or STRATEGY(IES) into the fixed accounts during the Income Phase. SEE EXPENSES, PAGE 23.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.


Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.


TAXES
--------------------------------------------------------------------------------

NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS

If you make a withdrawal from a Non-qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For annuity payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2;
(2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) in the case of hardship. In the case of hardship, the owner can only withdraw Purchase Payments.

MINIMUM DISTRIBUTIONS

If you have a Qualified contract, distributions must begin by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should contact your tax advisor for more information.

We currently waive surrender charges and MVA on withdrawals taken to meet minimum distribution requirements. Current operational practice is to provide a free withdrawal of the greater of the contract's maximum penalty free amount or the required minimum distribution amount for a particular contract (but not both).

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Portfolios' management monitors the variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Portfolios or the number and type of Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying variable investment Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

PERFORMANCE
--------------------------------------------------------------------------------

From time to time we will advertise the performance of the SELECT PORTFOLIO(S) and/or STRATEGY(IES). Any such performance results are based on historical earnings and are not intended to indicate future performance.

We advertise the Cash Management SELECT PORTFOLIO's yield and effective yield. In addition, the other SELECT PORTFOLIO(S) and STRATEGY(IES) advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the SELECT PORTFOLIO(S) and STRATEGY(IES). These performance numbers do not indicate future results.

We may show performance of each SELECT PORTFOLIO and/or STRATEGY in comparison to various appropriate indexes and the performance of other similar variable annuity products with similar objectives as reported by such independent reporting services as Morningstar, Inc., Lipper Analytical Services, Inc. and the Variable Annuity Research Data Service ("VARDS").

Please see the Statement of Additional Information for additional information regarding the methods used to calculate performance data.

Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the variable Portfolios.

OTHER INFORMATION
--------------------------------------------------------------------------------

ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.

Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, CalAmerica Life Insurance Company, SunAmerica National Life Insurance Company, SunAmerica Asset Management, Resources Trust Company, and the SunAmerica Financial Network, Inc. (comprising six wholly owned broker-dealers), specialize in retirement savings and investment products and services. Business focuses include, fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.

THE SEPARATE ACCOUNT

Anchor National originally established a separate account, Variable Annuity Account Five (the "Separate Account"), under Arizona law on July 8, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Anchor National owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Anchor National.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the Separate Account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7.5% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services is an affiliate of Anchor National, and is a registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the accumulation and income phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

YEAR 2000

We rely significantly on computer systems and applications in our daily operations. Many of our systems are not presently year 2000 compliant, which means that because they have historically used only two digits to identify the year in a date, they will fail to distinguish dates in the "2000s" from dates in the "1900s." Anchor National's business, financial condition and results of operations could be materially and adversely affected by the failure of our systems and applications (and those operated by third parties interfacing with our systems and applications) to properly operate or manage these dates.

Anchor National has a coordinated plan to repair or replace these noncompliant systems and to obtain similar assurances from third parties interfacing with our systems and applications. In fiscal 1997, the Company's parent recorded a $15.0 million provision for estimated programming costs to make necessary repairs of certain specific noncompliant systems of which $6.2 million was allocated to Anchor National. In addition, the Company's parent is making expenditures which it expects will ultimately total $12.3 million to replace certain other noncompliant systems. Of these expenditures, approximately $5.0 million will be allocated to Anchor National. Total expenditures relating to the replacement of noncompliant systems will be capitalized as software costs and will be amortized over future periods. Both phases of the project are progressing according to plan and were substantially completed by the end of the calendar 1998. Testing of both the repaired and replacement systems is expected to be substantially completed by July 31, 1999. However, Anchor National will continue to test all of its computer systems and applications through 1999 to ensure continued compliance.

In addition, we distributed a year 2000 questionnaire to our significant suppliers, distributors, financial institutions, lessors and others we do business with to evaluate their year 2000 compliance plans and state of readiness and to determine how our systems and applications may be affected by their failure to solve their own year 2000 issues. To date, however, we have only received preliminary feedback from such parties and have not independently confirmed any information received from other parties with respect to the year 2000 issues. Therefore, we cannot assure that such other parties will complete their year 2000 conversions in a timely fashion or will not suffer a year 2000 business disruption that may adversely affect our financial condition and results of operations.

Because we expect to complete our year 2000 conversion prior to any potential disruption to our business, we have not developed a comprehensive year 2000 contingency plan. Anchor National closely monitors the progression of its plan for compliance, and if necessary, would devote additional resources to assure the timely completion of our year 2000 plan. If we determine that our business is at material risk of disruption due to the year 2000 issue or anticipate that we will not complete our year 2000 conversion in a timely fashion, we will work to enhance our contingency plans.

The above statements are forward-looking. The costs of our year 2000 conversion, the date which we have set to complete such conversion and the possible risks associated with the year 2000 issue are based on our current estimates and are subject to various uncertainties that could cause the actual results to differ materially from our expectations. Such uncertainties include, among others, our success in identifying systems and applications that are not year 2000 compliant, the nature and amount of programming required to upgrade or replace each of the affected systems and applications, the availability of qualified personnel, consultants and other resources, and the success of the year 2000 conversion efforts of others.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the Separate Account.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

The consolidated financial statements of Anchor National Life Insurance Company as of September 30, 1998 and 1997 and for each of the three years in the period ended September 30, 1998 and the financial statements of Variable Annuity Account Five (Portion Relating to the SEASONS SELECT Variable Annuity), as of March 31, 1999 and for the period from inception to March 31, 1999 are included in the Statement of Additional Information and have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

TABLE OF CONTENTS OF
STATEMENT OF ADDITIONAL INFORMATION

Separate Account..............................................................................          3

General Account...............................................................................          4

Performance Data..............................................................................          4

Annuity Payments..............................................................................          5

Annuity Unit Values...........................................................................          5

Taxes.........................................................................................          8

Distribution of Contracts.....................................................................         12

Financial Statements..........................................................................         13

APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                                                                                        INCEPTION TO
STRATEGIES                                                                                3/31/99
-----------------------------------------------------------------------------------  ------------------
-------------------------------------------------------------------------------------------------------

Growth (Inception Date 3/4/99)
  Beginning AUV....................................................................        (a) 15.05
                                                                                           (b)     0
  End AUV..........................................................................        (a) 15.89
                                                                                           (b)     0
  Ending Number of AUs.............................................................       (a) 31,169
                                                                                           (b)     0
-------------------------------------------------------------------------------------------------------

Moderate Growth (Inception Date 3/3/99)
  Beginning AUV....................................................................        (a) 14.25
                                                                                           (b)     0
  End AUV..........................................................................        (a) 15.09
                                                                                           (b)     0
  Ending Number of AUs.............................................................       (a) 93,136
                                                                                           (b)     0
-------------------------------------------------------------------------------------------------------

Balanced Growth (Inception Date 3/5/99)
  Beginning AUV....................................................................        (a) 13.80
                                                                                           (b)     0
  End AUV..........................................................................        (a) 14.05
                                                                                           (b)     0
  Ending Number of AUs.............................................................       (a) 85,553
                                                                                           (b)     0
-------------------------------------------------------------------------------------------------------

Conservative Growth (Inception Date 3/5/99)
  Beginning AUV....................................................................        (a) 13.03
                                                                                           (b) 13.25
  End AUV..........................................................................        (a) 13.21
                                                                                           (b) 13.21
  Ending Number of AUs.............................................................       (a) 33,892
                                                                                           (b) 5,689
-------------------------------------------------------------------------------------------------------

        AUV-Accumulation Unit Value

        AU-Accumulation Units

       (a) Reflects age 80 or younger

       (b) Reflects age 81 or older

                                                                                        INCEPTION TO
SELECT PORTFOLIOS                                                                         3/31/99
-----------------------------------------------------------------------------------  ------------------
-------------------------------------------------------------------------------------------------------

Large Cap Growth (Inception Date 3/1/99)
  Beginning AUV....................................................................        (a) 10.00
                                                                                           (b)     0
  End AUV..........................................................................        (a) 10.68
                                                                                           (b)     0
  Ending Number of AUs.............................................................       (a) 85,647
                                                                                           (b)     0
-------------------------------------------------------------------------------------------------------

Large Cap Composite (Inception Date 3/1/99)
  Beginning AUV....................................................................        (a) 10.00
                                                                                           (b)     0
  End AUV..........................................................................        (a) 10.41
                                                                                           (b)     0
  Ending Number of AUs.............................................................       (a) 33,347
                                                                                           (b)     0
-------------------------------------------------------------------------------------------------------

Large Cap Value (Inception Date 3/1/99)
  Beginning AUV....................................................................        (a) 10.00
                                                                                           (b)     0
  End AUV..........................................................................        (a) 10.32
                                                                                           (b)     0
  Ending Number of AUs.............................................................       (a) 34,004
                                                                                           (b)     0
-------------------------------------------------------------------------------------------------------

Mid Cap Growth (Inception Date 3/1/99)
  Beginning AUV....................................................................        (a) 10.00
                                                                                           (b)     0
  End AUV..........................................................................        (a) 10.62
                                                                                           (b)     0
  Ending Number of AUs.............................................................       (a) 27,096
                                                                                           (b)     0
-------------------------------------------------------------------------------------------------------

Mid Cap Value (Inception Date 3/1/99)
  Beginning AUV....................................................................        (a) 10.00
                                                                                           (b)     0
  End AUV..........................................................................        (a) 10.10
                                                                                           (b)     0
  Ending Number of AUs.............................................................       (a) 11,278
                                                                                           (b)     0
-------------------------------------------------------------------------------------------------------

        AUV-Accumulation Unit Value

        AU-Accumulation Units

       (a) Reflects age 80 or younger

       (b) Reflects age 81 or older

                                                                                        INCEPTION TO
SELECT PORTFOLIOS                                                                         3/31/99
-----------------------------------------------------------------------------------  ------------------
-------------------------------------------------------------------------------------------------------

Small Cap (Inception Date 3/1/99)
  Beginning AUV....................................................................        (a) 10.00
                                                                                           (b)     0
  End AUV..........................................................................        (a) 10.35
                                                                                           (b)     0
  Ending Number of AUs.............................................................       (a) 22,807
                                                                                           (b)     0
-------------------------------------------------------------------------------------------------------

International Equity (Inception Date 3/1/99)
  Beginning AUV....................................................................        (a) 10.00
                                                                                           (b)     0
  End AUV..........................................................................        (a) 10.51
                                                                                           (b)     0
  Ending Number of AUs.............................................................       (a) 23,961
                                                                                           (b)     0
-------------------------------------------------------------------------------------------------------

Diversified Fixed Income (Inception Date 3/10/99)
  Beginning AUV....................................................................        (a) 10.00
                                                                                           (b)     0
  End AUV..........................................................................        (a) 10.02
                                                                                           (b)     0
  Ending Number of AUs.............................................................       (a) 31,762
                                                                                           (b)     0
-------------------------------------------------------------------------------------------------------

Cash Management (Inception Date 3/26/99)
  Beginning AUV....................................................................        (a) 10.00
                                                                                           (b)     0
  End AUV..........................................................................        (a) 10.00
                                                                                           (b)     0
  Ending Number of AUs.............................................................        (a)   970
                                                                                           (b)     0
-------------------------------------------------------------------------------------------------------

        AUV-Accumulation Unit Value

        AU-Accumulation Units

       (a) Reflects age 80 or younger

       (b) Reflects age 81 or older

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The market value adjustment reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed investment option, the greater the impact of changing interest rates. The impact of the market value adjustment can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or annuitized by the following factor:

                    [(1+I/(1+J+L)](to the power of N/12) - 1

                      THE MARKET VALUE ADJUSTMENT FORMULA

                          MAY DIFFER IN CERTAIN STATES

where:

                I is the interest rate you are earning on the money invested in the fixed investment option;

                J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed investment option; and

                L is equal to 0.005, except in Pennsylvania where it is equal to zero and Florida where it is equal to .0025.

                N is the number of full months remaining in the term you initially agreed to leave your money in the fixed investment option.

EXAMPLES OF THE MARKET VALUE ADJUSTMENT

The examples below assume the following:

    (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed investment option at a rate of 5%;

    (2) You make a partial withdrawal of $4,000 when 1 year (12 months) remain in the 10-year term you initially agreed to leave your money in the fixed investment option (N=12); and

    (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for nine full years. If a withdrawal charge applies, it is deducted before the market value adjustment. The market value adjustment is assessed on the amount withdrawn less any withdrawal charges.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed investment option is 6%.

The market value adjustment factor is

                = [(1+I)/(1+J+0.005)](to the power of N/12) - 1

                        = [(1.05)/(1.06+0.005)](to the power of 12/12) - 1
                        = (0.985915)(1) - 1
                        = 0.985915 - 1
                        = -0.014085

The requested withdrawal amount is multiplied by the market value adjustment factor to determine the market value adjustment:

                         $4,000 X (-0.014085) = -$56.34

$56.34 represents the market value adjustment that will be deducted from the money remaining in the 10-year fixed investment option.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed investment option is 4%.

The market value adjustment factor is

                         = [(1+I/(1+J+0.005)](N/12) - 1

                               = [(1.05)/(1.04+0.005)](12/12) - 1
                               = (1.004785)1 - 1
                               = 1.004785 - 1
                               = +0.004785

The requested withdrawal amount is multiplied by the market value adjustment factor to determine the market value adjustment:

                         $4,000 x (+0.004785) = +$19.14

$19.14 represents the market value adjustment that would be added to your withdrawal.

APPENDIX C - PREMIUM TAXES
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                                                QUALIFIED   NON-QUALIFIED
STATE                                                                           CONTRACT      CONTRACT
-----------------------------------------------------------------------------  -----------  -------------
California...................................................................         .50%         2.35%
Kentucky.....................................................................           2%            2%
Maine........................................................................           0%            2%
Nevada.......................................................................           0%          3.5%
South Dakota.................................................................           0%         1.25%
West Virginia................................................................           1%            1%
Wyoming......................................................................           0%            1%

                         STATEMENT OF ADDITIONAL INFORMATION

                          FIXED AND VARIABLE GROUP DEFERRED
                             ANNUITY CONTRACTS ISSUED BY

 VARIABLE ANNUITY ACCOUNT FIVE (PORTION RELATING TO THE SEASONS SELECT VARIABLE
                                       ANNUITY)

                  DEPOSITOR: ANCHOR NATIONAL LIFE INSURANCE COMPANY



This Statement of Additional Information is not a prospectus; it should be read with the prospectus relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:

                        Anchor National Life Insurance Company
                                Annuity Service Center
                                    PO. Box 54299
                          Los Angeles, California 90054-0299







   THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS JULY 15, 1999.

                                  TABLE OF CONTENTS

                                                                        Page
     Separate Account. . . . . . . . . . . . . . . . . . . . . . . . . . .3
     General Account . . . . . . . . . . . . . . . . . . . . . . . . . . .4
     Performance Data. . . . . . . . . . . . . . . . . . . . . . . . . . .4
     Annuity Payments. . . . . . . . . . . . . . . . . . . . . . . . . . .5
     Annuity Unit Values . . . . . . . . . . . . . . . . . . . . . . . . .5
     Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .8
     Distribution of Contracts . . . . . . . . . . . . . . . . . . . . . 12
     Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . 13

                                   SEPARATE ACCOUNT

Variable Annuity Account Five was originally established by Anchor National Life Insurance Company (the "Company") on July 3, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into SELECT PORTFOLIOS and STRATEGIES, with the assets of each SELECT PORTFOLIO and STRATEGY invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its SELECT PORTFOLIOS and STRATEGIES or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their SELECT PORTFOLIOS and STRATEGIES to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

                                   GENERAL ACCOUNT

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one, three, five, seven or ten year fixed investment option and/or the one year or 6-month DCA fixed account(s) available in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                   PERFORMANCE DATA

     From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its SELECT PORTFOLIOS and STRATEGIES. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a SELECT PORTFOLIO or STRATEGY is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that SELECT PORTFOLIO or STRATEGY made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

CASH MANAGEMENT PORTFOLIO

    Inception of the Cash Management portfolio occurred on March 26, 1999, for contracts issued to those under age 80 and on April 8, 1999, for contracts issued to those over age 80. As a result there has not been seven days worth of activity preceding the end of the fiscal year of the separate account (March 31). Therefore, no yield figures are quoted here. In the future we may advertise yields based on the information contained herein.


    Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:


            Base Period Return=(EV-SV-CMF)/(SV)

     where:

            SV=value of one Accumulation Unit at the start of a 7 day period

            EV=value of one Accumulation Unit at the end of the 7 day period

            CMF=an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days



     The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the STRATEGIES and/or SELECT PORTFOLIOS and the general account so that each STRATEGY'S and/or SELECT PORTFOLIO'S allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that STRATEGY and/or SELECT PORTFOLIO. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.


     The current yield is then obtained by annualizing the Base Period
Return:

            Current Yield=(Base Period Return)x(365/7)


OTHER PORTFOLIOS

     The Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return."




TOTAL RETURN FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period.
The total rate of return (T) is computed so that it satisfies the formula:

            n
     P(1 +T)  = ERV

where:    P = a hypothetical initial payment of $1,000
          T = average annual total return
          n = number of years

          ERV=redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

The total return figures reflect the effect of both non-recurring and recurring charges. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Five also funds another contract (Seasons) which has been in existence longer than the Seasons Select Variable Annuity. The Strategies in Seasons Select are also available in that other contract and have been since 4/15/97. Sales of Seasons Select began on February 18, 1999. The one year and since inception numbers for the strategies are based on Season's historical data (which is adjusted for the fees and charges applicable to Seasons Select) and represent adjusted actual performance of the separate account.


TOTAL ANNUAL RETURN FOR THE PERIOD ENDING MARCH 31, 1999 (RETURN WITH/WITHOUT REDEMPTION)ISSUE AGE UNDER 80




STRATEGIES             INCEPTION DATE         1 YEAR             SINCE
                                                                 INCEPTION



Growth                 4-15-97                12.30/21.30        23.30/26.60
Moderate Growth        4-15-97                9.26/18.26        19.96/23.34
Balanced Growth        4-15-97                3.85/12.85         15.37/18.88
Conservative Growth    4-15-97                0.49/9.49          11.58/15.20

SELECT PORTFOLIOS

Large Cap Growth       3-1-99                  N/A               -2.25/6.75
Large Cap Composite    3-1-99                  N/A               -4.87/4.13
Large Cap Value        3-1-99                  N/A               -5.76/3.24
Mid Cap Growth         3-1-99                  N/A               -2.78/6.22
Mid Cap Value          3-1-99                  N/A               -7.98/1.02
Small Cap              3-1-99                  N/A               -5.51/3.49
International Equity   3-1-99                  N/A               -3.90/5.10
Diversified Fixed      3-10-99                 N/A               -8.80/ .20
   Income


TOTAL ANNUAL RETURN FOR THE PERIOD ENDING MARCH 31, 1999 (RETURN WITH/WITHOUT
REDEMPTION)
ISSUE AGE OVER 80




STRATEGIES             INCEPTION DATE         1 YEAR             SINCE
                                                                 INCEPTION



Growth                 4-15-97                12.20/21.20        23.19/26.49
Moderate Growth        4-15-97                 9.11/18.11        19.81/23.20
Balanced Growth        4-15-97                 3.74/12.74        15.24/18.76
Conservative Growth    4-15-97                 0.37/9.37         11.45/15.08

SELECT PORTFOLIOS

Large Cap Growth       3-1-99                  N/A               -2.26/6.74
Large Cap Composite    3-1-99                  N/A               -4.88/4.12
Large Cap Value        3-1-99                  N/A               -5.77/3.23
Mid Cap Growth         3-1-99                  N/A               -2.79/6.21
Mid Cap Value          3-1-99                  N/A               -7.99/1.01
Small Cap              3-1-99                  N/A               -5.51/3.49
International Equity   3-1-99                  N/A               -3.91/5.09
Diversified Fixed      3-10-99                 N/A               -8.81/ .19
   Income




                                   ANNUITY PAYMENTS

INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of CERTAIN guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

                                 ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each SELECT PORTFOLIO and STRATEGY. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a SELECT PORTFOLIO or STRATEGY exceeds 3.5010, variable annuity payments derived from allocations to that SELECT PORTFOLIO or STRATEGY will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the SELECT PORTFOLIOS and/or STRATEGIES elected, and the amount of each annuity payment will vary accordingly.

For each SELECT PORTFOLIO and/or STRATEGY, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of SELECT PORTFOLIO or STRATEGY from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any SELECT PORTFOLIO or STRATEGY for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the SELECT PORTFOLIO or STRATEGY determined as of the end of that month, and

     (b) is the Accumulation Unit value of the SELECT PORTFOLIO or STRATEGY determined as of the end of the preceding month.

The NIF for a SELECT PORTFOLIO or STRATEGY for a given month is a measure of the net investment performance of the SELECT PORTFOLIO or STRATEGY from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the SELECT PORTFOLIO or STRATEGY invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given SELECT PORTFOLIO or STRATEGY had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                               NIF = ($11.46/$11.44)
                                    = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a SELECT PORTFOLIO or STRATEGY from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that SELECT PORTFOLIO or STRATEGY for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a SELECT PORTFOLIO or STRATEGY (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                          1/[(1.035) ^ (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the SELECT PORTFOLIO or STRATEGY was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

              $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

                              VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single SELECT PORTFOLIO or STRATEGY. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the SELECT PORTFOLIO or STRATEGY on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

                First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                    Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                  Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant SELECT PORTFOLIO or STRATEGY on the Annuity Date and thus reflects the investment performance of the SELECT PORTFOLIO or STRATEGY net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the SELECT PORTFOLIO or STRATEGY). The net investment performance of the SELECT PORTFOLIO or STRATEGY during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

                                        TAXES

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A contract owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity payments under the annuity payment option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of annuity payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Contract owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying annuity variable contracts such as the contracts. The regulations amplify the diversification requirements for variable annuity contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS

Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) H.R. 10 PLANS

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRA

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the resulting income tax may be spread over four years if the conversion occurs before January 1, 1999. If and when Contracts are made available for use with Roth IRAs they may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.

(e) CORPORATE PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) DEFERRED COMPENSATION PLANS - SECTION 457

Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest, in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary. As of January 1, 1999 all 457 plans of state and local governments must hold assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their beneficiaries.

                              DISTRIBUTION OF CONTRACTS

The contracts are offered through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.



                                FINANCIAL STATEMENTS


The audited consolidated financial statements of the Company as of September 30, 1998 and 1997 and for each of the three years in the period ended September 30, 1998 are presented in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts. The financial statements of Variable Annuity Account Five (Portion Relating to the SEASONS SELECT Variable Annuity) as of March 31, 1999 and for the period from inception to March 31, 1999 are included in this Statement of Additional Information.



PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholder of Anchor National Life Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated income statement and statement of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries (the "Company") at September 30, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended September 30, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Los Angeles, California
November 9, 1998

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                     ASSETS

                                                                      AT SEPTEMBER 30,
                                                              ---------------------------------
                                                                   1998              1997
                                                              ---------------   ---------------
Investments:
  Cash and short-term investments...........................  $   333,735,000   $   113,580,000
  Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost: 1998,
   $1,934,863,000; 1997, $1,942,485,000)....................    1,954,754,000     1,986,194,000
  Mortgage loans............................................      391,448,000       339,530,000
  Common stocks available for sale, at fair value (cost:
   1998, $115,000; 1997, $271,000)..........................          169,000         1,275,000
  Real estate...............................................       24,000,000        24,000,000
  Other invested assets.....................................       30,636,000       143,722,000
                                                              ---------------   ---------------
      Total investments.....................................    2,734,742,000     2,608,301,000
Variable annuity assets held in separate accounts...........   11,133,569,000     9,343,200,000
Accrued investment income...................................       26,408,000        21,759,000
Deferred acquisition costs..................................      539,850,000       536,155,000
Income taxes currently receivable...........................        5,869,000                --
Other assets................................................       85,926,000        61,524,000
                                                              ---------------   ---------------
      TOTAL ASSETS..........................................  $14,526,364,000   $12,570,939,000
                                                              ---------------   ---------------
                                                              ---------------   ---------------

                             LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts......................  $ 2,189,272,000   $ 2,098,803,000
  Reserves for guaranteed investment contracts..............      282,267,000       295,175,000
  Payable to brokers for purchases of securities............       27,053,000           263,000
  Income taxes currently payable............................               --        32,265,000
  Other liabilities.........................................      106,594,000       122,728,000
                                                              ---------------   ---------------
      Total reserves, payables and accrued liabilities......    2,605,186,000     2,549,234,000
                                                              ---------------   ---------------
Variable annuity liabilities related to separate accounts...   11,133,569,000     9,343,200,000
                                                              ---------------   ---------------
Subordinated notes payable to Parent........................       39,182,000        36,240,000
                                                              ---------------   ---------------
Deferred income taxes.......................................       95,758,000        67,047,000
                                                              ---------------   ---------------
Shareholder's equity:
  Common Stock..............................................        3,511,000         3,511,000
  Additional paid-in capital................................      308,674,000       308,674,000
  Retained earnings.........................................      332,069,000       244,628,000
  Net unrealized gains on debt and equity securities
   available for sale.......................................        8,415,000        18,405,000
                                                              ---------------   ---------------
      Total shareholder's equity............................      652,669,000       575,218,000
                                                              ---------------   ---------------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............  $14,526,364,000   $12,570,939,000
                                                              ---------------   ---------------
                                                              ---------------   ---------------

                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                         CONSOLIDATED INCOME STATEMENT

                                                            YEARS ENDED SEPTEMBER 30,
                                                    ------------------------------------------
                                                        1998           1997           1996
                                                    ------------   ------------   ------------
Investment income.................................  $221,966,000   $210,759,000   $164,631,000
                                                    ------------   ------------   ------------
Interest expense on:
  Fixed annuity contracts.........................  (112,695,000)  (109,217,000)   (82,690,000)
  Guaranteed investment contracts.................   (17,787,000)   (22,650,000)   (19,974,000)
  Senior indebtedness.............................    (1,498,000)    (2,549,000)    (2,568,000)
  Subordinated notes payable to Parent............    (3,114,000)    (3,142,000)    (2,556,000)
                                                    ------------   ------------   ------------
  Total interest expense..........................  (135,094,000)  (137,558,000)  (107,788,000)
                                                    ------------   ------------   ------------
NET INVESTMENT INCOME.............................    86,872,000     73,201,000     56,843,000
                                                    ------------   ------------   ------------
NET REALIZED INVESTMENT GAINS (LOSSES)............    19,482,000    (17,394,000)   (13,355,000)
                                                    ------------   ------------   ------------
Fee income:
  Variable annuity fees...........................   200,867,000    139,492,000    103,970,000
  Net retained commissions........................    48,561,000     39,143,000     31,548,000
  Asset management fees...........................    29,592,000     25,764,000     25,413,000
  Surrender charges...............................     7,404,000      5,529,000      5,184,000
  Other fees......................................     3,938,000      3,218,000      3,390,000
                                                    ------------   ------------   ------------
TOTAL FEE INCOME..................................   290,362,000    213,146,000    169,505,000
                                                    ------------   ------------   ------------
GENERAL AND ADMINISTRATIVE EXPENSES...............   (96,102,000)   (98,802,000)   (81,552,000)
                                                    ------------   ------------   ------------
AMORTIZATION OF DEFERRED ACQUISITION COSTS........   (72,713,000)   (66,879,000)   (57,520,000)
                                                    ------------   ------------   ------------
ANNUAL COMMISSIONS................................   (18,209,000)    (8,977,000)    (4,613,000)
                                                    ------------   ------------   ------------
PRETAX INCOME.....................................   209,692,000     94,295,000     69,308,000
Income tax expense................................   (71,051,000)   (31,169,000)   (24,252,000)
                                                    ------------   ------------   ------------
NET INCOME........................................  $138,641,000   $ 63,126,000   $ 45,056,000
                                                    ------------   ------------   ------------
                                                    ------------   ------------   ------------

                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                      YEARS ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------
                                                              1998               1997               1996
                                                        ----------------   ----------------   ----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income............................................  $    138,641,000   $     63,126,000   $     45,056,000
Adjustments to reconcile net income to net cash
 provided by operating activities:
  Interest credited to:
    Fixed annuity contracts...........................       112,695,000        109,217,000         82,690,000
    Guaranteed investment contracts...................        17,787,000         22,650,000         19,974,000
    Net realized investment (gains) losses............       (19,482,000)        17,394,000         13,355,000
    Amortization (accretion) of net premiums
     (discounts) on investments.......................           447,000        (18,576,000)        (8,976,000)
    Amortization of goodwill..........................         1,422,000          1,187,000          1,169,000
    Provision for deferred income taxes...............        34,087,000        (16,024,000)        (3,351,000)
Change in:
  Accrued investment income...........................        (4,649,000)        (2,084,000)        (5,483,000)
  Deferred acquisition costs..........................      (160,926,000)      (113,145,000)       (60,941,000)
  Other assets........................................       (19,374,000)       (14,598,000)        (8,000,000)
  Income taxes currently payable......................       (38,134,000)        10,779,000          5,766,000
  Other liabilities...................................        (2,248,000)        14,187,000          5,474,000
Other, net............................................        (5,599,000)           418,000           (129,000)
                                                        ----------------   ----------------   ----------------
NET CASH PROVIDED BY OPERATING ACTIVITIES.............        54,667,000         74,531,000         86,604,000
                                                        ----------------   ----------------   ----------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Premium receipts on:
    Fixed annuity contracts...........................     1,512,994,000      1,097,937,000        741,774,000
    Guaranteed investment contracts...................         5,619,000         55,000,000        134,967,000
  Net exchanges from the fixed accounts of variable
   annuity contracts..................................    (1,303,790,000)      (620,367,000)      (236,705,000)
  Withdrawal payments on:
    Fixed annuity contracts...........................      (191,690,000)      (242,589,000)      (263,614,000)
    Guaranteed investment contracts...................       (36,313,000)      (198,062,000)       (16,492,000)
  Claims and annuity payments on fixed annuity
   contracts..........................................       (40,589,000)       (35,731,000)       (31,107,000)
  Net receipts from (repayment of) other short-term
   financings.........................................       (10,944,000)        34,239,000       (119,712,000)
  Net receipts from a modified coinsurance
   transaction........................................       166,631,000                 --                 --
  Capital contributions received......................                --         28,411,000         27,387,000
  Dividends paid......................................       (51,200,000)       (25,500,000)       (29,400,000)
                                                        ----------------   ----------------   ----------------
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES......        50,718,000         93,338,000        207,098,000
                                                        ----------------   ----------------   ----------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of:
    Bonds, notes and redeemable preferred stocks......    (1,970,502,000)    (2,566,211,000)    (1,937,890,000)
    Mortgage loans....................................      (131,386,000)      (266,771,000)       (15,000,000)
    Other investments, excluding short-term
     investments......................................                --        (75,556,000)       (36,770,000)
  Sales of:
    Bonds, notes and redeemable preferred stocks......     1,602,079,000      2,299,063,000      1,241,928,000
    Real estate.......................................                --                 --            900,000
    Other investments, excluding short-term
     investments......................................        42,458,000          6,421,000          4,937,000
  Redemptions and maturities of:
    Bonds, notes and redeemable preferred stocks......       424,393,000        376,847,000        288,969,000
    Mortgage loans....................................        80,515,000         25,920,000         11,324,000
    Other investments, excluding short-term
     investments......................................        67,213,000         23,940,000         20,749,000
                                                        ----------------   ----------------   ----------------
NET CASH PROVIDED (USED) BY INVESTING ACTIVITIES......       114,770,000       (176,347,000)      (420,853,000)
                                                        ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
 INVESTMENTS..........................................       220,155,000         (8,478,000)      (127,151,000)
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF
 PERIOD...............................................       113,580,000        122,058,000        249,209,000
                                                        ----------------   ----------------   ----------------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD......  $    333,735,000   $    113,580,000   $    122,058,000
                                                        ----------------   ----------------   ----------------
                                                        ----------------   ----------------   ----------------
SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid on indebtedness.......................  $      3,912,000   $      7,032,000   $      5,982,000
                                                        ----------------   ----------------   ----------------
                                                        ----------------   ----------------   ----------------
  Net income taxes paid...............................  $     74,932,000   $     36,420,000   $     22,031,000
                                                        ----------------   ----------------   ----------------
                                                        ----------------   ----------------   ----------------

                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF OPERATIONS

Anchor National Life Insurance Company (the "Company") is a wholly owned indirect subsidiary of SunAmerica Inc. (the "Parent"). The Company is an Arizona-domiciled life insurance company and conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations include the sale and administration of fixed and variable annuities and guaranteed investment contracts. Asset management operations, which includes the sale and management of mutual funds, is conducted by SunAmerica Asset Management Corp. Broker-dealer operations include the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc.

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period amounts have been reclassified to conform with the 1998 presentation.

The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Real estate is carried at the lower of cost or fair value. Other invested assets include investments in limited partnerships, which are accounted for by using the cost method of accounting; separate account investments; leveraged leases; policy loans, which are carried at unpaid balances; and collateralized mortgage obligation residuals.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and the resulting change in fair value is included in Investment Income in the income statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability.

DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains/losses on debt and equity securities available for sale that is credited or charged directly to shareholder's equity. DAC has been decreased by $7,000,000 at September 30, 1998 and $16,400,000 at September 30, 1997 for this adjustment.

VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

GOODWILL: Goodwill, amounting to $23,339,000 at September 30, 1998, is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INCOME TAXES: The Company is included in the consolidated federal income tax return of the Parent and files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1997, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") and Statement of Financial Accounting Standards No. 131, "Disclosure about Segments of an Enterprise and Related Information" ("SFAS 131").

SFAS 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. SFAS 130 is effective for the Company as of October 1, 1998 and is not included in these financial statements.

SFAS 131 establishes standards for the disclosure of information about the Company's operating segments. SFAS 131 is effective for the year ending September 30, 1999 and is not included in these financial statements. Implementation of SFAS 130 and SFAS 131 will not have an impact on the Company's results of operations, financial condition or liquidity.

In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 addresses the accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and hedging activities. SFAS 133 is effective for the Company as of October 1, 1999 and is not included in these financial statements. The Company has not completed its analysis of the effect of SFAS 133, but management believes that it will not have a material impact on the Company's results of operations, financial condition or liquidity.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                                                                 ESTIMATED FAIR
                                                                               AMORTIZED COST        VALUE
                                                                              ----------------  ----------------
AT SEPTEMBER 30, 1998:
  Securities of the United States Government................................  $     84,377,000  $     88,239,000
  Mortgage-backed securities................................................       569,613,000       584,007,000
  Securities of public utilities............................................       108,431,000       106,065,000
  Corporate bonds and notes.................................................       883,890,000       884,209,000
  Redeemable preferred stocks...............................................         6,125,000         6,888,000
  Other debt securities.....................................................       282,427,000       285,346,000
                                                                              ----------------  ----------------
  Total.....................................................................  $  1,934,863,000  $  1,954,754,000
                                                                              ----------------  ----------------
                                                                              ----------------  ----------------
AT SEPTEMBER 30, 1997:
  Government................................................................  $     18,496,000  $     18,962,000
  Mortgage-backed securities................................................       636,018,000       649,196,000
  Securities of public utilities............................................        22,792,000        22,893,000
  Corporate bonds and notes.................................................       984,573,000     1,012,559,000
  Redeemable preferred stocks...............................................         6,125,000         6,681,000
  Other debt securities.....................................................       274,481,000       275,903,000
                                                                              ----------------  ----------------
  Total.....................................................................  $  1,942,485,000  $  1,986,194,000
                                                                              ----------------  ----------------
                                                                              ----------------  ----------------

The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of September 30, 1998, follow:

                                                                                                 ESTIMATED FAIR
                                                                               AMORTIZED COST        VALUE
                                                                              ----------------  ----------------
  Due in one year or less...................................................  $     19,124,000  $     19,319,000
  Due after one year through five years.....................................       313,396,000       318,943,000
  Due after five years through ten years....................................       744,740,000       750,286,000
  Due after ten years.......................................................       287,990,000       282,199,000
  Mortgage-backed securities................................................       569,613,000       584,007,000
                                                                              ----------------  ----------------
  Total.....................................................................  $  1,934,863,000  $  1,954,754,000
                                                                              ----------------  ----------------
                                                                              ----------------  ----------------

Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS (CONTINUED)
Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                                                        GROSS          GROSS
                                                                                     UNREALIZED      UNREALIZED
                                                                                        GAINS          LOSSES
                                                                                    -------------  --------------
AT SEPTEMBER 30, 1998:
  Securities of the United States Government......................................  $   3,862,000  $           --
  Mortgage-backed securities......................................................     15,103,000        (709,000)
  Securities of public utilities..................................................      2,420,000      (4,786,000)
  Corporate bonds and notes.......................................................     31,795,000     (31,476,000)
  Redeemable preferred stocks.....................................................        763,000              --
  Other debt securities...........................................................      5,235,000      (2,316,000)
                                                                                    -------------  --------------
  Total...........................................................................  $  59,178,000  $  (39,287,000)
                                                                                    -------------  --------------
                                                                                    -------------  --------------
AT SEPTEMBER 30, 1998:
  Securities of the United States Government......................................  $     498,000  $      (32,000)
  Mortgage-backed securities......................................................     14,998,000      (1,820,000)
  Securities of public utilities..................................................        141,000         (40,000)
  Corporate bonds and notes.......................................................     28,691,000        (705,000)
  Redeemable preferred stocks.....................................................        556,000              --
  Other debt securities...........................................................      1,569,000        (147,000)
                                                                                    -------------  --------------
  Total...........................................................................  $  46,453,000  $   (2,744,000)
                                                                                    -------------  --------------
                                                                                    -------------  --------------

Gross unrealized gains on equity securities available for sale aggregated $54,000 and $1,004,000 at September 30, 1998 and 1997, respectively. There were no unrealized losses at September 30, 1998 and 1997.

Gross realized investment gains and losses on sales of investments are as follows:

                                                                            YEARS ENDED SEPTEMBER 30,
                                                                  ----------------------------------------------
                                                                       1998            1997            1996
                                                                  --------------  --------------  --------------
BONDS, NOTES AND REDEEMABLE
 PREFERRED STOCKS:
  Realized gains................................................  $   28,086,000  $   22,179,000  $   14,532,000
  Realized losses...............................................      (4,627,000)    (25,310,000)    (10,432,000)
COMMON STOCKS:
  Realized gains................................................         337,000       4,002,000         511,000
  Realized losses...............................................              --        (312,000)     (3,151,000)
OTHER INVESTMENTS:
  Realized gains................................................       8,824,000       2,450,000       1,135,000
IMPAIRMENT WRITEDOWNS...........................................     (13,138,000)    (20,403,000)    (15,950,000)
                                                                  --------------  --------------  --------------
Total net realized investment gains and losses..................  $   19,482,000  $  (17,394,000) $  (13,355,000)
                                                                  --------------  --------------  --------------
                                                                  --------------  --------------  --------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS (CONTINUED)
The sources and related amounts of investment income are as follows:

                                                                           YEARS ENDED SEPTEMBER 30,
                                                                 ----------------------------------------------
                                                                      1998            1997            1996
                                                                 --------------  --------------  --------------
Short-term investments.........................................  $   12,524,000  $   11,780,000  $   10,647,000
Bonds, notes and redeemable preferred stocks...................     156,140,000     163,038,000     140,387,000
Mortgage loans.................................................      29,996,000      17,632,000       8,701,000
Common stocks..................................................          34,000          16,000           8,000
Real estate....................................................        (467,000)       (296,000)       (196,000)
Cost-method partnerships.......................................      24,311,000       6,725,000       4,073,000
Other invested assets..........................................        (572,000)     11,864,000       1,011,000
                                                                 --------------  --------------  --------------
      Total investment income..................................  $  221,966,000  $  210,759,000  $  164,631,000
                                                                 --------------  --------------  --------------
                                                                 --------------  --------------  --------------

Expenses incurred to manage the investment portfolio amounted to $1,910,000 for the year ended September 30, 1998, $2,050,000 for the year ended September 30, 1997, and $1,737,000 for the year ended September 30, 1996, and are included in General and Administrative Expenses in the income statement.

At September 30, 1998, no investment exceeded 10% of the Company's consolidated shareholder's equity.

At September 30, 1998, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 21% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 14% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

At September 30, 1998, bonds, notes and redeemable preferred stocks included $167,564,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at September 30, 1998.

At September 30, 1998, the carrying value of investments in default as to the payment of principal or interest was $917,000, all of which were mortgage loans. Such nonperforming investments had an estimated fair value equal to their carrying value.

As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At September 30, 1998, the Company had one outstanding Swap Agreement with a notional principal amount of $21,538,000, which matures in December 2024. The net interest paid amounted to $278,000 and $125,000 for the years ended September 30, 1998 and 1997, respectively, and is included in Interest Expense on Guaranteed Investment Contracts in the income statement.

At September 30, 1998, $5,154,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

4.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) unrecognized nonfinancial assets (including its real estate investments and other invested assets except for cost-method partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

COST-METHOD PARTNERSHIPS: Fair value of limited partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts and single premium life contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

PAYABLE TO BROKERS FOR PURCHASES OF SECURITIES: Such obligations represent net transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

SUBORDINATED NOTES PAYABLE TO PARENT: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
The estimated fair values of the Company's financial instruments at September 30, 1998 and 1997, compared with their respective carrying values, are as follows:

                                                                     CARRYING VALUE      FAIR VALUE
                                                                    ----------------  ----------------
1998:

ASSETS:
  Cash and short-term investments.................................  $    333,735,000  $    333,735,000
  Bonds, notes and redeemable preferred stocks....................     1,954,754,000     1,954,754,000
  Mortgage loans..................................................       391,448,000       415,981,000
  Common stocks...................................................           169,000           169,000
  Cost-method partnerships........................................         4,403,000        12,744,000
  Variable annuity assets held in separate accounts...............    11,133,569,000    11,133,569,000

LIABILITIES:
  Reserves for fixed annuity contracts............................     2,189,272,000     2,116,874,000
  Reserves for guaranteed investment contracts....................       282,267,000       282,267,000
  Payable to brokers for purchases of securities..................        27,053,000        27,053,000
  Variable annuity liabilities related to separate accounts.......    11,133,569,000    10,696,607,000
  Subordinated notes payable to Parent............................        39,182,000        40,550,000
                                                                    ----------------  ----------------
                                                                    ----------------  ----------------
1997:

ASSETS:
  Cash and short-term investments.................................  $    113,580,000  $    113,580,000
  Bonds, notes and redeemable preferred stocks....................     1,986,194,000     1,986,194,000
  Mortgage loans..................................................       339,530,000       354,495,000
  Common stocks...................................................         1,275,000         1,275,000
  Cost-method partnerships........................................        46,880,000        84,186,000
  Variable annuity assets held in separate accounts...............     9,343,200,000     9,343,200,000

LIABILITIES:
  Reserves for fixed annuity contracts............................     2,098,803,000     2,026,258,000
  Reserves for guaranteed investment contracts....................       295,175,000       295,175,000
  Payable to brokers for purchases of securities..................           263,000           263,000
  Variable annuity liabilities related to separate accounts.......     9,343,200,000     9,077,200,000
  Subordinated notes payable to Parent............................        36,240,000        37,393,000
                                                                    ----------------  ----------------
                                                                    ----------------  ----------------

5.  SUBORDINATED NOTES PAYABLE TO PARENT

Subordinated notes and accrued interest payable to Parent totaled $39,182,000 at interest rates ranging from 8.5% to 9% at September 30, 1998, and require principal payments of $23,060,000 in 1999, $5,400,000 in 2000 and $10,000,000 in
2001.

6.  REINSURANCE

On August 11, 1998, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involves the ceding of approximately $5,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands stock life insurance company, effective December 31, 1997. As a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.  REINSURANCE (CONTINUED)
As payments are made to the reinsurer, the reduction of DAC is relieved. The net reduction in DAC at September 30, 1998 was $166,631,000. Certain expenses related to this transaction are being charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement is not material.

7.  CONTINGENT LIABILITIES

The Company has entered into three agreements in which it has provided liquidity support for certain short-term securities of two municipalities by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees is $242,600,000. Management does not anticipate any material future losses with respect to these liquidity support facilities. An additional $51,000,000 has been committed to investments in the process of being funded or to be available in the case of certain natural disasters, for which the Company receives a fee.

The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position or results of operations.

8.  SHAREHOLDER'S EQUITY

The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At September 30, 1998 and 1997, 3,511 shares were outstanding.

Changes in shareholder's equity are as follows:

                                                                 YEARS ENDED SEPTEMBER 30,
                                                       ----------------------------------------------
                                                            1998            1997            1996
                                                       --------------  --------------  --------------
ADDITIONAL PAID-IN CAPITAL:
  Beginning balances.................................  $  308,674,000  $  280,263,000  $  252,876,000
  Capital contributions received.....................              --      28,411,000      27,387,000
                                                       --------------  --------------  --------------
  Ending balances....................................  $  308,674,000  $  308,674,000  $  280,263,000
                                                       --------------  --------------  --------------
                                                       --------------  --------------  --------------
RETAINED EARNINGS:
  Beginning balances.................................  $  244,628,000  $  207,002,000  $  191,346,000
  Net income.........................................     138,641,000      63,126,000      45,056,000
  Dividend paid......................................     (51,200,000)    (25,500,000)    (29,400,000)
                                                       --------------  --------------  --------------
  Ending balances....................................  $  332,069,000  $  244,628,000  $  207,002,000
                                                       --------------  --------------  --------------
                                                       --------------  --------------  --------------

NET UNREALIZED GAINS (LOSSES) ON DEBT AND
 EQUITY SECURITIES AVAILABLE FOR SALE:
  Beginning balances.......................  $18,405,000  $(5,521,000) $(5,673,000)
  Change in net unrealized gains (losses)
   on debt securities available for sale...  (23,818,000)  57,463,000   (2,904,000)
  Change in net unrealized gains (losses)
   on equity securities available for
   sale....................................     (950,000)     (55,000)   3,538,000
  Change in adjustment to deferred
   acquisition costs.......................    9,400,000  (20,600,000)    (400,000)
  Tax effects of net changes...............    5,378,000  (12,882,000)     (82,000)
                                             -----------  -----------  -----------
  Ending balances..........................  $ 8,415,000  $18,405,000  $(5,521,000)
                                             -----------  -----------  -----------
                                             -----------  -----------  -----------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8.  SHAREHOLDER'S EQUITY (CONTINUED)
Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Dividends in the amounts of $51,200,000, $25,500,000 and $29,400,000 were paid on June 4, 1998, April 1, 1997 and March 18, 1996, respectively.

Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the nine months ended September 30, 1998 was $64,125,000. The statutory net income for the year ended December 31, 1997 was $74,407,000, and the statutory net income for the year ended December 31, 1996 was $27,928,000. The Company's statutory capital and surplus was $537,542,000 at September 30, 1998, $567,979,000 at December 31,
1997 and $311,176,000 at December 31, 1996.

9.  INCOME TAXES

The components of the provisions for federal income taxes on pretax income consist of the following:

                                                         NET REALIZED
                                                          INVESTMENT
                                                        GAINS (LOSSES)    OPERATIONS        TOTAL
                                                        --------------  --------------  --------------
1998:

Currently payable.....................................  $    4,221,000  $   32,743,000  $   36,964,000
Deferred..............................................        (550,000)     34,637,000      34,087,000
                                                        --------------  --------------  --------------
Total income tax expense..............................  $    3,671,000  $   67,380,000  $   71,051,000
                                                        --------------  --------------  --------------
                                                        --------------  --------------  --------------
1997:

Currently payable.....................................  $   (3,635,000) $   50,828,000  $   47,193,000
Deferred..............................................      (2,258,000)    (13,766,000)    (16,024,000)
                                                        --------------  --------------  --------------
Total income tax expense..............................  $   (5,893,000) $   37,062,000  $   31,169,000
                                                        --------------  --------------  --------------
                                                        --------------  --------------  --------------
1996:

Currently payable.....................................  $    5,754,000  $   21,849,000  $   27,603,000
Deferred..............................................     (10,347,000)      6,996,000      (3,351,000)
                                                        --------------  --------------  --------------
Total income tax expense..............................  $   (4,593,000) $   28,845,000  $   24,252,000
                                                        --------------  --------------  --------------
                                                        --------------  --------------  --------------

Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                                    YEARS ENDED SEPTEMBER 30,
                                                           -------------------------------------------
                                                               1998           1997           1996
                                                           -------------  -------------  -------------
Amount computed at statutory rate........................  $  73,392,000  $  33,003,000  $  24,258,000
Increases (decreases) resulting from:
  Amortization of differences between book and tax bases
   of net assets acquired................................        460,000        666,000        464,000
  State income taxes, net of federal tax benefit.........      5,530,000      1,950,000      2,070,000
  Dividends-received deduction...........................     (7,254,000)    (4,270,000)    (2,357,000)
  Tax credits............................................     (1,296,000)      (318,000)      (257,000)
  Other, net.............................................        219,000        138,000         74,000
                                                           -------------  -------------  -------------
Total income tax expense.................................  $  71,051,000  $  31,169,000  $  24,252,000
                                                           -------------  -------------  -------------
                                                           -------------  -------------  -------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9.  INCOME TAXES (CONTINUED)
For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at September 30, 1998. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                                      SEPTEMBER 30,
                                                             -------------------------------
                                                                  1998             1997
                                                             ---------------  --------------
DEFERRED TAX LIABILITIES:
Investments................................................  $    17,643,000  $   13,160,000
Deferred acquisition costs.................................      223,392,000     154,949,000
State income taxes.........................................        2,873,000       1,777,000
Other liabilities..........................................          144,000              --
Net unrealized gains on debt and equity securities
 available for sale........................................        4,531,000       9,910,000
                                                             ---------------  --------------
Total deferred tax liabilities.............................      248,583,000     179,796,000
                                                             ---------------  --------------
DEFERRED TAX ASSETS:
Contractholder reserves....................................     (149,915,000)   (108,090,000)
Guaranty fund assessments..................................       (2,910,000)     (2,707,000)
Other assets...............................................               --      (1,952,000)
                                                             ---------------  --------------
Total deferred tax assets..................................     (152,825,000)   (112,749,000)
                                                             ---------------  --------------
Deferred income taxes......................................  $    95,758,000  $   67,047,000
                                                             ---------------  --------------
                                                             ---------------  --------------

10. RELATED PARTY MATTERS

The Company pays commissions to five affiliated companies, SunAmerica Securities, Inc., Advantage Capital Corp., Financial Services Corp., Sentra Securities Corp. and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $32,946,000 in 1998, $25,492,000 in 1997, and $16,906,000 in 1996. These
broker-dealers, when combined with the Company's wholly owned broker-dealer, represent a significant portion of the Company's business, amounting to approximately 33.6%, 36.1%, and 38.3% of premiums in 1998, 1997, and 1996, respectively. The Company also sells its products through unaffiliated broker-dealers, the largest two of which represented approximately 17.3% and 8.4% of premiums in 1998, 19.2% and 10.1% in 1997, and 19.7% and 10.2% in 1996,
respectively.

The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, whose purpose is to provide services to the Company and its affiliates. Amounts paid for such services totaled $84,975,000 for the year ended September 30, 1998, $86,116,000 for the year ended September 30, 1997 and $65,351,000 for the year ended September 30, 1996. The marketing component of such costs during these periods amounted to $39,482,000, $31,968,000 and $17,442,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

The Parent made a capital contribution of $28,411,000 in December 1996 to the Company, through the Company's direct parent, in exchange for the termination of its guaranty with respect to certain real estate owned in Arizona. Accordingly, the Company reduced the carrying value of this real estate to estimated fair value to reflect the termination of the guaranty.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10. RELATED PARTY MATTERS (CONTINUED)
During the year ended September 30, 1998, the Company sold various invested assets to the Parent for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

During the year ended September 30, 1998, the Company purchased certain invested assets from the Parent, SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value, which aggregated $20,666,000, $10,468,000 and $61,000, respectively.

During the year ended September 30, 1997, the Company sold various invested assets to SunAmerica Life Insurance Company and to CalAmerica Life Insurance Company for cash equal to their current market value of $15,776,000 and $15,000, respectively. The Company recorded a net gain aggregating $276,000 on such transactions.

During the year ended September 30, 1997, the Company purchased certain invested assets from SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value of $8,717,000 and $284,000, respectively.

During the year ended September 30, 1996, the Company sold various invested assets to the Parent and to SunAmerica Life Insurance Company for cash equal to their current market value of $274,000 and $47,321,000, respectively. The Company recorded a net loss aggregating $3,000 on such transactions.

During the year ended September 30, 1996, the Company purchased certain invested assets from SunAmerica Life Insurance Company for cash equal to their current market value, which aggregated $28,379,000.

11. BUSINESS SEGMENTS

Summarized data for the Company's business segments follow:

                                                         TOTAL
                                                     DEPRECIATION
                                                          AND
                                                     AMORTIZATION
                                     TOTAL REVENUES     EXPENSE     PRETAX INCOME     TOTAL ASSETS
                                     --------------  -------------  --------------  -----------------
1998:

Annuity operations.................  $  443,407,000  $  60,731,000  $  178,120,000  $  14,366,018,000
Broker-dealer operations...........      47,363,000      1,770,000      22,401,000         55,870,000
Asset management operations........      41,040,000     14,780,000       9,171,000        104,476,000
                                     --------------  -------------  --------------  -----------------
Total..............................  $  531,810,000  $  77,281,000  $  209,692,000  $  14,526,364,000
                                     --------------  -------------  --------------  -----------------
                                     --------------  -------------  --------------  -----------------
1997:
Annuity operations.................  $  332,845,000  $  55,675,000  $   74,792,000  $  12,438,021,000
Broker-dealer operations...........      38,005,000        689,000      16,705,000         51,400,000
Asset management operations........      35,661,000     16,357,000       2,798,000         81,518,000
                                     --------------  -------------  --------------  -----------------
Total..............................  $  406,511,000  $  72,721,000  $   94,295,000  $  12,570,939,000
                                     --------------  -------------  --------------  -----------------
                                     --------------  -------------  --------------  -----------------
1996:
Annuity operations.................  $  256,681,000  $  43,974,000  $   53,827,000  $   9,092,770,000
Broker-dealer operations...........      31,053,000        449,000      13,033,000         37,355,000
Asset management operations........      33,047,000     18,295,000       2,448,000         74,410,000
                                     --------------  -------------  --------------  -----------------
Total..............................  $  320,781,000  $  62,718,000  $   69,308,000  $   9,204,535,000
                                     --------------  -------------  --------------  -----------------
                                     --------------  -------------  --------------  -----------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12. SUBSEQUENT EVENTS

On July 15, 1998, the Company entered into a definitive agreement to acquire the individual life business and the individual and group annuity business of MBL Life Assurance Corporation (MBL Life) via a 100% coinsurance transaction for approximately $130,000,000 in cash. The transaction will include approximately $2,000,000,000 of universal life reserves and $3,000,000,000 of fixed annuity reserves. The Company plans to reinsure a large portion of the mortality risk associated with the acquired block of universal life business. Completion of this acquisition is expected by the end of calendar year 1998 and is subject to customary conditions and required approvals. Included in this block of business is approximately $250,000,000 of individual life business and $500,000,000 of group annuity business whose contract owners are residents of New York State ("the New York Business"). Approximately six months subsequent to completion of the transaction, the New York Business will be acquired by the Company's New York affiliate, First SunAmerica Life Insurance Company, and the remainder of the business will be acquired by the Company via assumption reinsurance agreements between MBL Life and the respective companies, which will supersede the coinsurance agreement. The $130,000,000 purchase price will be allocated between the Company and its affiliate based on their respective assumed life insurance reserves.

On August 20, 1998, the Parent announced that it has entered into a definite agreement to merge with and into American International Group, Inc. ("AIG"). Under the terms of the agreement, each share of the Parent's common stock (including Nontransferable Class B) will be exchanged for 0.855 shares of AIG's common stock. The transaction will be treated as a pooling of interests for accounting purposes and will be a tax-free reorganization. The transaction was approved by both the Parent's and AIG's shareholders on November 18, 1998, and, subject to various regulatory approvals, will be completed in late 1998 or early 1999.

                          VARIABLE ANNUITY ACCOUNT FIVE
           (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 MARCH 31, 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Annuity Account Five (Portion Relating to the SEASONS SELECT Variable Annuity)


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five (Portion Relating to the SEASONS SELECT Variable Annuity), and a separate account of Anchor National Life Insurance Company (the "Separate Account") at March 31, 1999, and the results of their operations and the changes in their net assets for the period from inception to March 31, 1999, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at March 31, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Los Angeles, California
June 28, 1999

                          VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to the SEASONS SELECT Variable Annuity)
                                        OF
                      ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                  March 31, 1999

                                               Mid-Cap    Mid-Cap             International    Diversified        Cash
                                                Growth      Value  Small-Cap         Equity   Fixed Income  Management
                                             Portfolio  Portfolio  Portfolio      Portfolio      Portfolio   Portfolio        TOTAL
                                          -----------------------------------------------------------------------------------------
Assets:
     Investments in Seasons Series Trust,
        at market value                      $ 287,823  $ 113,942  $ 236,059      $ 251,842      $ 318,256     $ 9,701  $ 6,455,289

Liabilities                                          0          0          0              0              0           0            0
                                          -----------------------------------------------------------------------------------------

Net Assets                                   $ 287,823  $ 113,942  $ 236,059      $ 251,842      $ 318,256     $ 9,701  $ 6,455,289
                                          -----------------------------------------------------------------------------------------
                                          -----------------------------------------------------------------------------------------
Accumulation units outstanding                  27,096     11,278     22,807         23,961         31,762         970
                                          ----------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------


Select 140:

     Net Assets                              $ 287,823  $ 113,942  $ 236,059      $ 251,842      $ 318,256     $ 9,701

     Accumulation units outstanding             27,096     11,278     22,807         23,961         31,762         970

     Unit value of accumulation units          $ 10.62    $ 10.10    $ 10.35        $ 10.51        $ 10.02     $ 10.00

Select 152:

     Net Assets                                    $ 0        $ 0        $ 0            $ 0            $ 0         $ 0

     Accumulation units outstanding                  0          0          0              0              0           0

     Unit value of accumulation units              $ 0        $ 0        $ 0            $ 0            $ 0         $ 0


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to the SEASONS SELECT Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 March 31, 1999


                                                                         Market Value              Market
Variable Accounts                                       Shares           Per Share                 Value                  Cost
------------------------------------------------------------------------------------------------------------------------------

Multi-Managed Growth Portfolio                          14,512                 $ 17.21         $ 249,671             $ 244,770
Multi-Managed Moderate Growth Portfolio                 50,070                   15.50           776,295               764,501
Multi-Managed Income/Equity Portfolio                   49,531                   13.33           660,418               656,106
Multi-Managed Income Portfolio                          25,926                   12.07           312,926               311,609
Asset Allocation: Diversified Growth Portfolio          71,491                   12.63           903,261               903,228
Stock Portfolio                                         44,552                   16.21           722,427               722,077
Large-Cap Growth Portfolio                              84,899                   10.77           914,326               898,733
Large-Cap Composite Portfolio                           33,254                   10.44           347,248               344,230
Large-Cap Value Portfolio                               34,385                   10.21           351,094               352,358
Mid-Cap Growth Portfolio                                27,515                   10.46           287,823               280,151
Mid-Cap Value Portfolio                                 11,417                    9.98           113,942               113,123
Small-Cap Portfolio                                     23,815                    9.91           236,059               232,260
International Equity Portfolio                          24,357                   10.34           251,842               246,390
Diversified Fixed Income Portfolio                      32,016                    9.94           318,256               318,324
Cash Management Portfolio                                  965                   10.06             9,701                 9,700
                                                                                             ---------------------------------
                                                                                             $ 6,455,289           $ 6,397,560
                                                                                             ---------------------------------
                                                                                             ---------------------------------


                See Accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to the SEASONS SELECT Variable Annuity)
                                        OF
                      ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                  March 31, 1999


                                                           Moderate      Balanced   Conservative    Large-Cap   Large-Cap  Large-Cap
                                                Growth       Growth        Growth         Growth       Growth   Composite      Value
                                              Strategy     Strategy      Strategy       Strategy    Portfolio   Portfolio  Portfolio
                                            ----------------------------------------------------------------------------------------
Assets:
     Investments in Seasons Series Trust,
        at market value                      $ 495,185  $ 1,405,285   $ 1,201,655      $ 522,873    $ 914,326   $ 347,248  $ 351,094

Liabilities                                          0            0             0              0            0           0          0
                                            ----------------------------------------------------------------------------------------

Net Assets                                   $ 495,185  $ 1,405,285   $ 1,201,655      $ 522,873    $ 914,326   $ 347,248  $ 351,094
                                            ----------------------------------------------------------------------------------------
                                            ----------------------------------------------------------------------------------------
Accumulation units outstanding                  31,169       93,136        85,553         39,581       85,647      33,347     34,004
                                            ----------------------------------------------------------------------------------------
                                            ----------------------------------------------------------------------------------------

Select 140:

     Net Assets                              $ 495,185  $ 1,405,285   $ 1,201,655      $ 447,724    $ 914,326   $ 347,248  $ 351,094

     Accumulation units outstanding             31,169       93,136        85,553         33,892       85,647      33,347     34,004

     Unit value of accumulation units          $ 15.89      $ 15.09       $ 14.05        $ 13.21      $ 10.68     $ 10.41    $ 10.32

Select 152:

     Net Assets                                    $ 0          $ 0           $ 0       $ 75,149          $ 0         $ 0        $ 0

     Accumulation units outstanding                  0            0             0          5,689            0           0          0

     Unit value of accumulation units              $ 0          $ 0           $ 0        $ 13.21          $ 0         $ 0        $ 0



                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to the SEASONS SELECT Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                          FOR THE PERIOD FROM INCEPTION
                                TO MARCH 31, 1999


                                                         Moderate  Balanced  Conservative  Large-Cap  Large-Cap  Large-Cap
                                                 Growth    Growth    Growth        Growth     Growth  Composite      Value
                                               Strategy  Strategy  Strategy      Strategy  Portfolio  Portfolio  Portfolio
                                              -----------------------------------------------------------------------------
Investment income:
     Dividends and capital gains distributions      $ 0       $ 0       $ 0           $ 0        $ 0        $ 0        $ 0
                                              -----------------------------------------------------------------------------
         Total investment income                      0         0         0             0          0          0          0
                                              -----------------------------------------------------------------------------

Expenses:
     Mortality risk charge                         (125)     (394)     (216)         (137)      (363)      (154)      (130)
     Expense risk charge                            (49)     (154)      (84)          (54)      (141)       (60)       (51)
     Distribution expense charge                    (21)      (66)      (36)          (23)       (61)       (26)       (22)
                                              -----------------------------------------------------------------------------

         Total expenses                            (195)     (614)     (336)         (214)      (565)      (240)      (203)
                                              -----------------------------------------------------------------------------

Net investment loss                                (195)     (614)     (336)         (214)      (565)      (240)      (203)
                                              -----------------------------------------------------------------------------

Net realized gains (losses) from securities
   transactions:
     Proceeds from shares sold                      832     2,806    43,840        11,284         93        169         61
     Cost of shares sold                           (837)   (2,833)  (43,478)      (11,267)       (92)      (166)       (60)
                                              -----------------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                          (5)      (27)      362            17          1          3          1
                                              -----------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of
   investments:
     Beginning of period                              0         0         0             0          0          0          0
     End of period                                4,547    10,347     6,153         1,660     15,593      3,018     (1,264)
                                              -----------------------------------------------------------------------------

Change in net unrealized
    appreciation/depreciation of investments      4,547    10,347     6,153         1,660     15,593      3,018     (1,264)
                                              -----------------------------------------------------------------------------

Increase (decrease) in net assets from
    operations                                  $ 4,347   $ 9,706   $ 6,179       $ 1,463   $ 15,029    $ 2,781   $ (1,466)
                                              -----------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to the SEASONS SELECT Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                          FOR THE PERIOD FROM INCEPTION
                                TO MARCH 31, 1999


                                                  Mid-Cap    Mid-Cap              International   Diversified        Cash
                                                   Growth      Value  Small-Cap          Equity  Fixed Income  Management
                                                Portfolio  Portfolio  Portfolio       Portfolio     Portfolio   Portfolio   TOTAL
                                              ------------------------------------------------------------------------------------
Investment income:
     Dividends and capital gains distributions        $ 0        $ 0        $ 0             $ 0           $ 0         $ 0     $ 0
                                              ------------------------------------------------------------------------------------
         Total investment income                        0          0          0               0             0           0       0
                                              ------------------------------------------------------------------------------------

Expenses:
     Mortality risk charge                           (105)       (65)       (89)           (101)          (83)          0  (1,962)
     Expense risk charge                              (41)       (26)       (35)            (39)          (33)          0    (767)
     Distribution expense charge                      (17)       (11)       (15)            (17)          (14)          0    (329)
                                              ------------------------------------------------------------------------------------

         Total expenses                              (163)      (102)      (139)           (157)         (130)          0  (3,058)
                                              ------------------------------------------------------------------------------------

Net investment loss                                  (163)      (102)      (139)           (157)         (130)          0  (3,058)
                                              ------------------------------------------------------------------------------------

Net realized gains (losses) from securities
   transactions:
     Proceeds from shares sold                         30         76         66              71            50           0  59,378
     Cost of shares sold                              (29)       (75)       (65)            (70)          (50)          0 (59,022)
                                              -----------------------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                             1          1          1               1             0           0     356
                                              -----------------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of
   investments:
     Beginning of period                                0          0          0               0             0           0       0
     End of period                                  7,672        819      3,799           5,452           (68)          1  57,729
                                              --------------------------------------------------------------------------------------

Change in net unrealized
    appreciation/depreciation of investments        7,672        819      3,799           5,452           (68)          1  57,729
                                              --------------------------------------------------------------------------------------

Increase (decrease) in net assets from
    operations                                    $ 7,510      $ 718    $ 3,661         $ 5,296        $ (198)        $ 1 $55,027
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------


            See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to the SEASONS SELECT Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                          FOR THE PERIOD FROM INCEPTION
                                TO MARCH 31, 1999


                                                             Moderate    Balanced Conservative  Large-Cap  Large-Cap  Large-Cap
                                                   Growth      Growth      Growth       Growth     Growth  Composite      Value
                                                 Strategy    Strategy    Strategy     Strategy  Portfolio  Portfolio  Portfolio
                                                -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment loss                           $ (195)     $ (614)     $ (336)      $ (214)    $ (565)    $ (240)    $ (203)
     Net realized gains (losses) from securities
        transactions                                   (5)        (27)        362           17          1          3          1
     Change in net unrealized
        appreciation/depreciation of investments    4,547      10,347       6,153        1,660     15,593      3,018     (1,264)
                                                -------------------------------------------------------------------------------
     Increase (decrease) in net assets from
        operations                                  4,347       9,706       6,179        1,463     15,029      2,781     (1,466)
                                                -------------------------------------------------------------------------------
From Select 140 capital transactions:
     Net proceeds from units sold                 491,086   1,395,579   1,245,810      446,051    884,374    344,467    337,505
     Cost of units redeemed                          (248)          0        (150)           0       (132)         0          0
     Net transfers                                      0           0     (50,184)           0     15,055          0     15,055
                                                -------------------------------------------------------------------------------
        Increase in net assets                    490,838   1,395,579   1,195,476      446,051    899,297    344,467    352,560
                                                -------------------------------------------------------------------------------

From Select 152 capital transactions:
     Net proceeds from units sold                       0           0           0       75,359          0          0          0
     Cost of units redeemed                             0           0           0            0          0          0          0
     Net transfers                                      0           0           0            0          0          0          0
                                                -------------------------------------------------------------------------------
        Increase in net assets                          0           0           0       75,359          0          0          0
                                                -------------------------------------------------------------------------------
Total increase in net assets from
     capital transactions                         490,838   1,395,579   1,195,476      521,410    899,297    344,467    352,560
Increase in net assets                            495,185   1,405,285   1,201,655      522,873    914,326    347,248    351,094
Net assets at beginning of period                       0           0           0            0          0          0          0
                                                -------------------------------------------------------------------------------
Net assets at end of period                     $ 495,185 $ 1,405,285 $ 1,201,655    $ 522,873  $ 914,326  $ 347,248  $ 351,094
                                                -------------------------------------------------------------------------------
                                                -------------------------------------------------------------------------------

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Select 140:
     Units sold                                    31,185      93,136      89,122       33,892     84,261     33,347     32,572
     Units redeemed                                   (16)          0         (11)           0        (12)         0          0
     Units transferred                                  0           0      (3,558)           0      1,398          0      1,432
                                                -------------------------------------------------------------------------------
Increase in units outstanding                      31,169      93,136      85,553       33,892     85,647     33,347     34,004
Beginning units                                         0           0           0            0          0          0          0
                                                -------------------------------------------------------------------------------
Ending units                                       31,169      93,136      85,553       33,892     85,647     33,347     34,004
                                                -------------------------------------------------------------------------------
                                                -------------------------------------------------------------------------------

Select 152:
     Units sold                                         0           0           0        5,689          0          0          0
     Units redeemed                                     0           0           0            0          0          0          0
     Units transferred                                  0           0           0            0          0          0          0
                                                -------------------------------------------------------------------------------
Increase in units outstanding                           0           0           0        5,689          0          0          0
Beginning units                                         0           0           0            0          0          0          0
                                                -------------------------------------------------------------------------------
                                                -------------------------------------------------------------------------------
Ending units                                            0           0           0        5,689          0          0          0
                                                -------------------------------------------------------------------------------
                                                -------------------------------------------------------------------------------


            See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to the SEASONS SELECT Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                          FOR THE PERIOD FROM INCEPTION
                                TO MARCH 31, 1999

                                                  Mid-Cap    Mid-Cap             International   Diversified        Cash
                                                   Growth      Value  Small-Cap         Equity  Fixed Income  Management
                                                Portfolio  Portfolio  Portfolio      Portfolio     Portfolio   Portfolio      TOTAL
                                                -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment loss                           $ (163)    $ (102)    $ (139)        $ (157)       $ (130)        $ 0   $ (3,058)
     Net realized gains (losses) from securities
        transactions                                    1          1          1              1             0           0        356
     Change in net unrealized
        appreciation/depreciation of investments    7,672        819      3,799          5,452           (68)          1     57,729
                                                -----------------------------------------------------------------------------------
     Increase (decrease) in net assets from
        operations                                  7,510        718      3,661          5,296          (198)          1     55,027
                                                -----------------------------------------------------------------------------------
From Select 140 capital transactions:
     Net proceeds from units sold                 280,413    113,224    232,398        246,546       298,380       9,850  6,325,683
     Cost of units redeemed                          (100)         0          0              0             0        (150)      (780)
     Net transfers                                      0          0          0              0        20,074           0          0
                                                -----------------------------------------------------------------------------------
        Increase in net assets                    280,313    113,224    232,398        246,546       318,454       9,700  6,324,903
                                                -----------------------------------------------------------------------------------

From Select 152 capital transactions:
     Net proceeds from units sold                       0          0          0              0             0           0     75,359
     Cost of units redeemed                             0          0          0              0             0           0          0
     Net transfers                                      0          0          0              0             0           0          0
                                                -----------------------------------------------------------------------------------
        Increase in net assets                          0          0          0              0             0           0     75,359
                                                -----------------------------------------------------------------------------------
Total increase in net assets from
     capital transactions                         280,313    113,224    232,398        246,546       318,454       9,700  6,400,262
Increase in net assets                            287,823    113,942    236,059        251,842       318,256       9,701  6,455,289
Net assets at beginning of period                       0          0          0              0             0           0          0
                                                -----------------------------------------------------------------------------------
Net assets at end of period                     $ 287,823  $ 113,942  $ 236,059      $ 251,842     $ 318,256     $ 9,701 $6,455,289
                                                -----------------------------------------------------------------------------------
                                                -----------------------------------------------------------------------------------

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Select 140:
     Units sold                                    27,105     11,278     22,807         23,961        29,755         985
     Units redeemed                                    (9)         0          0              0             0         (15)
     Units transferred                                  0          0          0              0         2,007           0
                                                ------------------------------------------------------------------------
Increase in units outstanding                      27,096     11,278     22,807         23,961        31,762         970
Beginning units                                         0          0          0              0             0           0
                                                ------------------------------------------------------------------------
Ending units                                       27,096     11,278     22,807         23,961        31,762         970
                                                ------------------------------------------------------------------------
                                                ------------------------------------------------------------------------

Select 152:
     Units sold                                         0          0          0              0             0           0
     Units redeemed                                     0          0          0              0             0           0
     Units transferred                                  0          0          0              0             0           0
                                                ------------------------------------------------------------------------
Increase in units outstanding                           0          0          0              0             0           0
Beginning units                                         0          0          0              0             0           0
                                                ------------------------------------------------------------------------
                                                ------------------------------------------------------------------------
Ending units                                            0          0          0              0             0           0
                                                ------------------------------------------------------------------------
                                                ------------------------------------------------------------------------

            See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         Variable Annuity Account Five (Portion Relating to the SEASONS SELECT Variable Annuity) of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of SunAmerica Inc. Effective January 1, 1999, SunAmerica Inc. merged with and into American International Group, Inc. in a tax-free reorganization that was treated as a pooling of interests for accounting purposes. Immediately prior to the merger, SunAmerica Inc. transferred substantially all of its net assets to its wholly owned subsidiary SunAmerica Holdings, Inc., a Delaware Corporation. On January 4, 1999, SunAmerica Holdings, Inc. changed its name to SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account is composed of four strategies (the "Strategies") and nine variable portfolios (the "Select Portfolios") each with a distinct investment objective. The Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Seasons Series Trust ("the Trust") and in two other portfolios of the Trust. Each of the Select Portfolios is invested solely in the shares of a designated portfolio of the Trust. The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in its investment activities. The contractholder may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the four Strategies and nine Select Portfolios and do not include balances allocated to the General Account.

         The Company offers two versions of Seasons Select depending upon the age of the contractholder at the issue date. If the contractholder is age 80 or younger at the issue date, the insurance charge amounts to 1.40% annually of the average daily value of the contract ("Select 140"). If the contractholder is 81 years of age or older at the issue date, the amount of the insurance charge is 1.52% annually ("Select 152"). The .12% additional insurance charges for Select 152 results in slightly reduced accumulation unit values. The two accumulation unit values for each Strategy and Select Portfolio are computed daily based on the total net assets applicable to Select 140 and Select 152 policies, respectively. The accumulation unit values, the transactions, the number of units, and the separate account assets related to Select 140 and Select 152 policies are shown separately in the financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         The inception dates of Select 140 Strategies and Select Portfolios are summarized below:

         The inception date of the Moderate Growth Strategy was March 3, 1999. The inception date of the Growth Strategy was March 4, 1999. The inception date of the Balanced Growth and Conservative Growth Strategies was March 5, 1999. The inception date of the Diversified Fixed Income Portfolio was March 10, 1999. The inception date of the Cash Management Portfolio was March 26, 1999. The inception date of the remaining portfolios was March 1, 1999.

         The inception dates of Select 152 Strategies and Select Portfolios are summarized below:

         The inception date of the Conservative Growth Strategy was March 19, 1999. The inception date for all other Select 152 Strategies and Select Portfolios was subsequent to March 31, 1999.

         The four strategies differ in their investment objectives, levels of risk and anticipated growth over time. Each strategy invests in a multi-managed portfolio specific for that strategy and in the two jointly utilized portfolios of the Trust, according to a predetermined allocation designed to achieve its investment objective. The investment allocation to the underlying portfolios is maintained by rebalancing the strategies quarterly.

         The investment objectives of the four strategies of the Separate Account are described below:

         The GROWTH STRATEGY seeks long-term growth of capital. The Growth Strategy invests in the Multi-Managed Growth Portfolio, the Asset Allocation: Diversified Growth Portfolio, and the Stock Portfolio.

         The MODERATE GROWTH STRATEGY seeks growth of capital, with conservation of principal as a secondary objective. The Moderate Growth Strategy invests in the Multi-Managed Moderate Growth Portfolio, the Asset
         Allocation: Diversified Growth Portfolio, and the Stock Portfolio.

         The BALANCED GROWTH STRATEGY focuses on conservation of principal, with high total return as a secondary objective. The Balanced Growth Strategy invests in the Multi-Managed Income/Equity Portfolio, the Asset Allocation: Diversified Growth Portfolio, and the Stock Portfolio.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         The CONSERVATIVE GROWTH STRATEGY focuses on capital preservation while maintaining some potential for growth over the long term. The Conservative Growth Strategy invests in the Multi-Managed Income Portfolio, the Asset Allocation: Diversified Growth Portfolio, and the Stock Portfolio.

         The investment objectives of the six underlying portfolios of the Strategies are summarized below:

         The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.

         The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.

         The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.

         The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.

         The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of U.S. and foreign issuers which the advisor believes have the potential for appreciation. This portfolio is an investment of all four strategies.

         The STOCK PORTFOLIO seeks long-term capital appreciation and, secondarily, increasing dividend income. This portfolio invests primarily in common stocks of well-established growth companies. This portfolio is an investment of all four strategies.

         The four multi-managed Seasons portfolios described above pursue their investment goals by allocating their assets among three or four managed components. The assets of each multi-managed portfolio are allocated among the same three investment managers in differing percentages, depending on the portfolio's overall investment objective. Janus Capital Corporation manages a growth component, SunAmerica Asset Management Corp., a wholly owned subsidiary of SunAmerica Inc., manages a balanced component, and Wellington Management Company, LLP manages a fixed income component. SunAmerica Asset Management Corp. also manages an aggressive growth component that is available only in the Growth and Moderate Growth strategies. The investment policies relating to each of the four managed Strategy components are described below:

                          VARIABLE ANNUITY ACCOUNT FIVE
            (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         The SUNAMERICA/AGGRESSIVE GROWTH COMPONENT primarily consists of equity securities of small capitalization growth companies or industries, although larger capitalization companies may be included. This component may also include debt securities that have the potential for capital appreciation.

         The JANUS/GROWTH COMPONENT primarily consists of common stocks of U.S. or foreign issuers with earnings growth potential.

         The SUNAMERICA/BALANCED COMPONENT, over the long term, will consist of a diversified selection of equity investments in companies of medium to large capitalizations that are thought to be undervalued in the marketplace and long term bonds and other debt securities.

         The WELLINGTON MANAGEMENT COMPANY/FIXED INCOME COMPONENT primarily consists of fixed income securities of varying maturities and risk/return characteristics.

         The investment objectives and policies of the nine Select Portfolios are summarized below:

         The LARGE-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of large companies selected through a growth strategy.

         The LARGE-CAP COMPOSITE PORTFOLIO seeks long-term growth of capital and growth of dividend income. This portfolio invests primarily in equity securities of large companies that offer the potential for long-term growth of capital or dividends.

         The LARGE-CAP VALUE PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of large companies selected through a value strategy.

         The MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies selected through a growth strategy.

         The MID-CAP VALUE PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies selected through a value strategy.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         The SMALL-CAP PORTFOLIO seeks long-term growth of capital. This portfolio invests in equity securities of small companies.

         The INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of issuers in at least three countries other than the United States.

         The DIVERSIFIED FIXED INCOME PORTFOLIO seeks relatively high current income, and secondarily, capital appreciation. This portfolio invests primarily in fixed income securities, including U.S. and foreign government securities, mortgaged-backed securities, investment grade debt securities, and high-yield/high-risk bonds.

         The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

         Purchases and sales of shares of the portfolios of the Trust are valued at the net asset values of the shares on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trust are recognized at the date of sale and are determined on an average cost basis.

2.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. There is a free withdrawal amount for the first withdrawal during each contract year. The free withdrawal amount is equal to 10% of aggregate purchase payments that remain subject to the withdrawal charge and that have not previously been withdrawn. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

         Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated to the oldest purchase

                          VARIABLE ANNUITY ACCOUNT FIVE
            (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.       CHARGES AND DEDUCTIONS (continued)

         payments first so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies. Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge table shown below:

Year since Purchase                                       Applicable Withdrawal
      Payment                                              Charge Percentage
First                                                                  9%
Second                                                                 8%
Third                                                                  7%
Fourth                                                                 6%
Fifth                                                                  6%
Sixth                                                                  5%
Seventh                                                                4%
Eighth                                                                 3%
Ninth                                                                  2%
Tenth and beyond                                                       0%

         CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota) is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender.

         TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of four transactions within a contract year.

         PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

         MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.25% and 1.37% of the net asset value of each Strategy/Select Portfolio, computed on a daily basis, for Select 140 and Select 152,

                          VARIABLE ANNUITY ACCOUNT FIVE
            (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.       CHARGES AND DEDUCTIONS (continued)

         respectively. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide death benefits, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The mortality risk charges for Select 140 and Select 152 for the period from inception to March 31, 1999 are as follows:

                                                                 Mortality Risk
Version                                                              Charge
-------------------------------------------                --------------------
Select 140                                                           $1,941
Select 152                                                               21
                                                           --------------------
  Total Mortality Risk Charges                                        1,962
                                                           --------------------
                                                           --------------------

         The mortality risk charge for Select 152 pertains solely to the Conservative Growth Strategy.

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each Strategy/Select Portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations and statements, providing sales support and maintaining contract records. If this charge is not enough to cover the cost of distributing the contract, the Company will bear the loss.

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.       INVESTMENT IN SEASONS SERIES TRUST

         The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the period from inception to March 31, 1999 consist of the following:

                                                Cost of Shares    Proceeds from
Portfolios                                       Acquired          Shares Sold
Multi-Managed Growth Portfolio                     245,464              689
Multi-Managed Moderate Growth Portfolio            767,288             2,760
Multi-Managed Income/Equity Portfolio              680,678            24,734
Multi-Managed Income Portfolio                     318,798             7,230
Asset Allocation: Diversified Growth Portfolio     916,414            13,244
Stock Portfolio                                    732,063            10,105
Large-Cap Growth Portfolio                         898,825                93
Large-Cap Composite Portfolio                      344,396               169
Large-Cap Value Portfolio                          352,418                61
Mid-Cap Growth Portfolio                           280,180                30
Mid-Cap Value Portfolio                            113,199                76
Small-Cap Portfolio                                232,325                66
International Equity Portfolio                     246,460                71
Diversified Fixed Income Portfolio                 318,374                50
Cash Management Portfolio                            9,700                 0
                                           ------------------------------------
                                           ------------------------------------

4.       FEDERAL INCOME TAXES

         The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.